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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file
number                              811-07142
-----------------------------------------------------------------

                                  GE FUNDS
------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


              3001, SUMMER STREET,STAMFORD, CONNECTICUT, 06905
-------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


GE ASSET MANAGEMENT,INC.,3001, SUMMER STREET,STAMFORD,CONNECTICUT, 06905
------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant"s telephone number, including area code: 800-242-0134
                                            ----------------------------


Date of fiscal year end: 09/30
                        ---------------------------

Date of reporting period: :  12/31/06
                          -------------------------


ITEM 1. SCHEDULE OF INVESTMENTS

GE U.S. EQUITY FUND

SCHEDULE OF INVESTMENTS - DECEMBER 31, 2006 (UNAUDITED)

                                                                 NUMBER OF
                                                                    SHARES                             VALUE
-------------------------------------------------------------------------------------------------------------
COMMON STOCK - 96.7%
-------------------------------------------------------------------------------------------------------------

CONSUMER DISCRETIONARY - 10.6%
Autozone, Inc.                                                       6,093                        $   704,107 (a)
Bed Bath & Beyond, Inc.                                            115,507                          4,400,817 (a)
Cablevision Systems Corp.                                           33,157                            944,311
Carnival Corp.                                                      61,617                          3,022,314
Comcast Corp. (Class A)                                            177,969                          7,453,342 (a,j)
Home Depot, Inc.                                                    84,896                          3,409,423
Koninklijke Philips Electronics N.V. ADR                            47,910                          1,800,458
Liberty Global, Inc. (Series C)                                     72,585                          2,032,380 (a)
Liberty Media Holding Corp - Capital
(Series A)                                                          22,977                          2,251,286 (a)
Liberty Media Holding Corp - Interactive
(Series A)                                                         114,887                          2,478,113 (a)
News Corp. (Class A)                                                63,329                          1,360,307
Omnicom Group, Inc.                                                 63,186                          6,605,464
Staples, Inc.                                                       91,974                          2,455,706
Starwood Hotels & Resorts Worldwide, Inc.                           13,008                            813,000
Target Corp.                                                        65,185                          3,718,804
Time Warner, Inc.                                                  133,504                          2,907,717
Viacom Inc. (Class B)                                               22,255                            913,123 (a)
                                                                                                   47,270,672

CONSUMER STAPLES - 10.3%
Alberto-Culver Co.                                                  41,421                            888,480
Clorox Co.                                                          73,463                          4,712,651
Colgate-Palmolive Co.                                               86,728                          5,658,135
Diageo PLC ADR                                                      10,953                            868,682
General Mills, Inc.                                                 48,584                          2,798,438
Kellogg Co.                                                         69,709                          3,489,633
Kimberly-Clark Corp.                                                54,723                          3,718,428
PepsiCo, Inc.                                                      201,597                         12,609,892
Procter & Gamble Co.                                                44,842                          2,881,995
Sally Beauty Holdings, Inc.                                         41,421                            323,084 (a)
Sara Lee Corp.                                                      18,824                            320,573
The Coca-Cola Co.                                                  154,182                          7,439,282
                                                                                                   45,709,273

ENERGY - 8.7%
EOG Resources, Inc.                                                 30,877                          1,928,269
Exxon Mobil Corp.                                                  282,471                         21,645,753 (h)
Halliburton Co.                                                     49,294                          1,530,579
Hess Corp.                                                          50,828                          2,519,544 (j)
Occidental Petroleum Corp.                                          52,553                          2,566,163
Schlumberger Ltd.                                                   93,458                          5,902,807
Transocean Inc.                                                     29,203                          2,362,231 (a)
                                                                                                   38,455,346

FINANCIALS - 18.3%
ACE Ltd.                                                            52,812                          3,198,823
AFLAC Incorporated                                                  36,286                          1,669,156
Allstate Corp.                                                      41,764                          2,719,254 (h)
American International Group, Inc.                                 181,448                         13,002,564
AON Corp.                                                           13,691                            483,840
Bank of America Corp.                                              232,743                         12,426,149
Berkshire Hathaway, Inc. (Class B)                                      89                            326,274 (a)
BlackRock Inc. (Class A)                                             5,477                            831,956 (j)
CB Richard Ellis Group, Inc. (Class A)                               2,738                             90,902 (a)
Chubb Corp.                                                         36,286                          1,919,892
Citigroup, Inc.                                                     99,268                          5,529,228
Everest Re Group, Ltd.                                              14,719                          1,444,081
Federal Home Loan Mortgage Corp.                                    55,455                          3,765,395
Federal National Mortgage Assoc.                                    70,860                          4,208,375
HCC Insurance Holdings, Inc.                                        26,148                            839,089
Mellon Financial Corp.                                             100,642                          4,242,060
Merrill Lynch & Company, Inc.                                       38,791                          3,611,442
Metlife, Inc.                                                       97,903                          5,777,256
Morgan Stanley                                                      15,062                          1,226,499
Prudential Financial, Inc.                                          15,986                          1,372,558
State Street Corp.                                                  73,018                          4,924,334 (e)
SunTrust Banks, Inc.                                                65,417                          5,524,466
The Bank of New York Company, Inc.                                  13,693                            539,093
US Bancorp                                                          50,104                          1,813,264
                                                                                                   81,485,950

HEALTHCARE - 14.4%
Abbott Laboratories                                                 91,059                          4,435,484
Advanced Medical Optics, Inc.                                        7,076                            249,075 (a,j)
Aetna, Inc.                                                        123,812                          5,346,202
Amgen, Inc.                                                        139,440                          9,525,146 (a)
Baxter International, Inc.                                          92,003                          4,268,019
Boston Scientific Corp.                                             62,240                          1,069,283 (a)
Bristol-Myers Squibb Co.                                            10,952                            288,257
DaVita, Inc.                                                        11,979                            681,366 (a)
Eli Lilly & Co.                                                     16,090                            838,289
Gilead Sciences, Inc.                                               17,526                          1,137,963 (a)
GlaxoSmithKline PLC ADR                                             30,140                          1,590,186
Johnson & Johnson                                                   23,626                          1,559,789
Lincare Holdings Inc.                                               55,798                          2,222,992 (a)
Medco Health Solutions, Inc.                                        34,231                          1,829,305 (a)
Medtronic Inc.                                                      50,637                          2,709,586
Novartis AG ADR                                                     24,989                          1,435,368
Pfizer Inc.                                                        423,773                         10,975,721
Quest Diagnostics Inc.                                               8,900                            471,700
Thermo Electron Corp.                                               20,539                            930,211 (a)
UnitedHealth Group, Inc.                                            32,910                          1,768,254
Wyeth                                                              213,614                         10,877,225 (h)
                                                                                                   64,209,421

INDUSTRIALS - 7.9%
ABB Ltd. ADR                                                        92,426                          1,661,819
Burlington Northern Santa Fe Corp.                                   9,585                            707,469
Cooper Industries Ltd.                                              11,982                          1,083,532
Corinthian Colleges, Inc.                                           31,681                            431,812 (a)
CSX Corp.                                                           30,124                          1,037,169
Deere & Co.                                                         23,620                          2,245,553
Dover Corp.                                                        118,853                          5,826,174 (h)
Eaton Corp.                                                         31,494                          2,366,459
Emerson Electric Co.                                                33,270                          1,466,874
General Dynamics Corp.                                              16,432                          1,221,719
ITT Corp.                                                            9,927                            564,052
Northrop Grumman Corp.                                              34,232                          2,317,506
Rockwell Collins, Inc.                                               7,531                            476,637
Southwest Airlines Co.                                             134,530                          2,061,000
Textron Inc.                                                        21,190                          1,986,986
3M Co.                                                              19,169                          1,493,840
Tyco International Ltd.                                            106,687                          3,243,285
United Technologies Corp.                                           67,263                          4,205,283
Waste Management, Inc.                                               5,136                            188,851
WESCO International, Inc.                                            6,503                            382,441 (a)
                                                                                                   34,968,461

INFORMATION TECHNOLOGY - 18.9%
Activision, Inc.                                                    41,078                            708,185 (a,j)
Analog Devices, Inc.                                                91,399                          3,004,285
Automatic Data Processing, Inc.                                     54,086                          2,663,735
Checkfree Corp.                                                     10,270                            412,443 (a)
Cisco Systems, Inc.                                                304,663                          8,326,440 (a)
Dell, Inc.                                                          27,385                            687,090 (a)
eBay, Inc.                                                          38,683                          1,163,198 (a)
EMC Corp.                                                          104,441                          1,378,621 (a)
Fidelity National Information Services, Inc.                        40,060                          1,606,005
First Data Corp.                                                   123,241                          3,145,110
Hewlett-Packard Co.                                                 38,682                          1,593,312
Intel Corp.                                                        143,773                          2,911,403
International Business Machines Corp.                               41,625                          4,043,869
Intuit Inc.                                                         67,094                          2,047,038 (a)
Lam Research Corp.                                                   2,054                            103,973 (a)
Linear Technology Corp.                                             29,371                            890,529
Maxim Integrated Products, Inc.                                     87,485                          2,678,791
Microchip Technology Inc.                                           54,083                          1,768,514
Microsoft Corp.                                                    521,382                         15,568,467 (h)
Molex, Inc. (Class A)                                              110,225                          3,053,233
National Semiconductor Corp.                                        57,164                          1,297,623
Oracle Corp.                                                       486,090                          8,331,583 (a)
Paychex, Inc.                                                       65,609                          2,594,180
Sun Microsystems, Inc.                                              78,735                            426,744 (a)
Texas Instruments Incorporated                                     119,124                          3,430,771
Western Union Co.                                                  266,805                          5,981,768
Xerox Corp.                                                          6,850                            116,107 (a)
Yahoo! Inc.                                                        160,320                          4,094,573 (a)
                                                                                                   84,027,590

MATERIALS - 2.6%
Air Products & Chemicals, Inc.                                      10,272                            721,916
Barrick Gold Corp.                                                 107,725                          3,307,157
Freeport-McMoRan Copper & Gold Inc. (Class B)                       23,906                          1,332,281 (j)
Monsanto Co.                                                        85,335                          4,482,648
PAN American Silver Corp.                                            4,450                            112,006 (a,j)
Praxair, Inc.                                                       24,466                          1,451,568
Vulcan Materials Co.                                                 2,396                            215,329
                                                                                                   11,622,905

TELECOMMUNICATION SERVICES - 1.9%
Alltel Corp.                                                        47,151                          2,851,692
AT&T, Inc.                                                           8,558                            305,948
Sprint Nextel Corp. (Series 1)                                      74,463                          1,406,606
Verizon Communications Inc.                                         75,309                          2,804,507
Vodafone Group, PLC ADR                                             36,974                          1,027,138
                                                                                                    8,395,891

UTILITIES - 3.1%
American Electric Power Company, Inc.                                8,559                            364,442
Constellation Energy Group, Inc.                                    37,311                          2,569,609
Dominion Resources, Inc.                                            34,231                          2,869,927 (j)
Duke Energy Corp.                                                   80,347                          2,668,324
Edison International                                                36,624                          1,665,660
Entergy Corp.                                                        7,701                            710,956
FirstEnergy Corp.                                                   15,952                            961,906
FPL Group, Inc.                                                     19,511                          1,061,789
PG&E Corp.                                                          18,975                            898,087
                                                                                                   13,770,700

TOTAL COMMON STOCK                                                                                429,916,209
(COST $370,189,849)

-------------------------------------------------------------------------------------------------------------
EXCHANGE TRADED FUNDS - 3.0%
-------------------------------------------------------------------------------------------------------------

Financial Select Sector SPDR Fund                                   73,813                          2,711,890 (q)
Industrial Select Sector SPDR Fund                                 307,468                         10,764,455 (q)

TOTAL EXCHANGE TRADED FUNDS                                                                        13,476,345
(COST $10,180,797)

TOTAL INVESTMENTS IN SECURITIES                                                                   443,392,554
(COST $380,370,646)

-------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 3.8%
-------------------------------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS - 0.5%
GEI Short Term Investment Fund
5.56%                                                            2,296,869                          2,296,869 (d,l)

SHORT-TERM SECURITIES PURCHASED WITH
COLLATERAL FROM SECURITIES ON LOAN - 3.2%

State Street Navigator Securities Lending Prime Portfolio
5.33%                                                           14,028,532                         14,028,532 (d,e)

                                                                 PRINCIPAL
                                                                    AMOUNT
--------------------------------------------------------------------------

TIME DEPOSIT - 0.1%
State Street Corp.                                 01/03/07       $485,000                            485,000 (e)
4.85%

TOTAL SHORT-TERM INVESTMENTS                                                                       16,810,401
(COST $16,810,401)

TOTAL INVESTMENTS                                                                                 460,202,955
(COST $397,181,047)

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (3.5)%                                               (15,363,055)

                                                                                                 ------------
NET ASSETS - 100.0%                                                                              $444,839,900
                                                                                                 ============

-------------------------------------------------------------------------------------------------------------
OTHER INFORMATION
-------------------------------------------------------------------------------------------------------------

The GE U.S. Equity Fund had the following short futures contracts open at December
31, 2006 (unaudited):

                                                              NUMBER OF        CURRENT         UNREALIZED
DESCRIPTION                                 EXPIRATION DATE   CONTRACTS     NOTIONAL VALUE    DEPRECIATION
-------------------------------------------------------------------------------------------------------------
S&P 500 Index Futures                         March 2007          23         $(8,213,300)       $(1,338)



GE VALUE EQUITY FUND

SCHEDULE OF INVESTMENTS - DECEMBER 31, 2006 (UNAUDITED)

                                                                        NUMBER OF SHARES                          VALUE
-----------------------------------------------------------------------------------------------------------------------
COMMON STOCK - 96.3%
-----------------------------------------------------------------------------------------------------------------------

CONSUMER DISCRETIONARY - 7.9%
Bed Bath & Beyond, Inc.                                                            7,389                    $   281,521 (a)
Cablevision Systems Corp.                                                         11,945                        340,194
Comcast Corp. (Class A)                                                           14,777                        618,861 (a,j)
Koninklijke Philips Electronics N.V. ADR                                          17,202                        646,451
News Corp. (Class A)                                                              22,781                        489,336
Omnicom Group, Inc.                                                               11,910                      1,245,071
Starwood Hotels & Resorts Worldwide, Inc.                                          4,679                        292,437
Target Corp.                                                                       5,788                        330,205
Time Warner, Inc.                                                                 48,025                      1,045,985
                                                                                                              5,290,061

CONSUMER STAPLES - 10.4%
Alberto-Culver Co.                                                                 9,359                        200,751
Clorox Co.                                                                        16,453                      1,055,460 (j)
Diageo PLC ADR                                                                     3,941                        312,561
General Mills, Inc.                                                               13,175                        758,880
Kellogg Co.                                                                       13,544                        678,013
Kimberly-Clark Corp.                                                              12,192                        828,446
PepsiCo, Inc.                                                                     22,412                      1,401,871 (h)
Procter & Gamble Co.                                                              16,133                      1,036,868
Sally Beauty Holdings, Inc.                                                        9,359                         73,000 (a,j)
Sara Lee Corp.                                                                     6,774                        115,361 (j)
The Coca-Cola Co.                                                                  9,111                        439,606
                                                                                                              6,900,817

ENERGY - 7.7%
Exxon Mobil Corp.                                                                 41,006                      3,142,290
Halliburton Co.                                                                    6,650                        206,483
Hess Corp.                                                                         9,974                        494,411
Occidental Petroleum Corp.                                                        10,836                        529,122
Schlumberger Ltd.                                                                  5,295                        334,432
Transocean Inc.                                                                    5,542                        448,292 (a)
                                                                                                              5,155,030

FINANCIALS - 19.4%
ACE Ltd.                                                                          10,221                        619,086 (j)
Allstate Corp.                                                                    15,023                        978,148 (h)
American International Group, Inc.                                                18,040                      1,292,746
AON Corp.                                                                          4,926                        174,085 (j)
Bank of America Corp.                                                             29,554                      1,577,888
BlackRock Inc. (Class A)                                                           1,970                        299,243 (j)
CB Richard Ellis Group, Inc. (Class A)                                               985                         32,702 (a)
Chubb Corp.                                                                       13,053                        690,634
Citigroup, Inc.                                                                   25,860                      1,440,402
Federal Home Loan Mortgage Corp.                                                  12,930                        877,947
Federal National Mortgage Assoc.                                                   5,665                        336,444
Mellon Financial Corp.                                                            22,042                        929,070
Merrill Lynch & Company, Inc.                                                      7,019                        653,469
Metlife, Inc.                                                                     16,624                        980,982
Morgan Stanley                                                                     5,418                        441,188
Prudential Financial, Inc.                                                         5,751                        493,781
State Street Corp.                                                                 4,433                        298,962 (e)
SunTrust Banks, Inc.                                                               7,512                        634,388
The Bank of New York Company, Inc.                                                 4,926                        193,937
                                                                                                             12,945,102

HEALTHCARE - 13.7%
Aetna, Inc.                                                                       17,486                        755,046
Amgen, Inc.                                                                       15,393                      1,051,496 (a)
Baxter International, Inc.                                                        24,628                      1,142,493
Bristol-Myers Squibb Co.                                                           3,940                        103,701
DaVita, Inc.                                                                       4,310                        245,153 (a)
Eli Lilly & Co.                                                                    5,788                        301,555
GlaxoSmithKline PLC ADR                                                           10,819                        570,810
Johnson & Johnson                                                                  8,497                        560,972
Medco Health Solutions, Inc.                                                      12,314                        658,060 (a)
Novartis AG ADR                                                                    8,989                        516,328
Pfizer Inc.                                                                       52,335                      1,355,476
Quest Diagnostics Inc.                                                             3,202                        169,706
Thermo Electron Corp.                                                              7,389                        334,648 (a)
UnitedHealth Group, Inc.                                                           3,448                        185,261
Wyeth                                                                             22,904                      1,166,272
                                                                                                              9,116,977

INDUSTRIALS - 8.6%
ABB Ltd. ADR                                                                      33,248                        597,799
Burlington Northern Santa Fe Corp.                                                 3,448                        254,497
Cooper Industries Ltd.                                                             4,310                        389,753
Deere & Co.                                                                        8,497                        807,810
Eaton Corp.                                                                       11,329                        851,261
General Dynamics Corp.                                                             5,911                        439,483
ITT Corp.                                                                          3,571                        202,904
Northrop Grumman Corp.                                                            12,314                        833,658
Rockwell Collins, Inc.                                                             2,709                        171,453
Textron Inc.                                                                       1,355                        127,058
3M Co.                                                                             6,896                        537,405
Tyco International Ltd.                                                           11,329                        344,402
Waste Management, Inc.                                                             1,847                         67,914
WESCO International, Inc.                                                          2,340                        137,615 (a,j)
                                                                                                              5,763,012

INFORMATION TECHNOLOGY - 17.5%
Analog Devices, Inc.                                                              20,934                        688,101 (j)
Cisco Systems, Inc.                                                               37,558                      1,026,460 (a)
First Data Corp.                                                                  19,702                        502,795
Hewlett-Packard Co.                                                               13,915                        573,159
Intel Corp.                                                                       27,091                        548,593
International Business Machines Corp.                                             14,974                      1,454,724
Lam Research Corp.                                                                   739                         37,408 (a)
Maxim Integrated Products, Inc.                                                   17,240                        527,889
Microchip Technology Inc.                                                         12,930                        422,811
Microsoft Corp.                                                                   72,654                      2,169,448
National Semiconductor Corp.                                                      20,565                        466,825
Oracle Corp.                                                                      81,274                      1,393,036 (a)
Sun Microsystems, Inc.                                                            28,322                        153,505 (a)
Texas Instruments Incorporated                                                    27,708                        797,990
Western Union Co.                                                                 31,648                        709,548
Xerox Corp.                                                                        2,462                         41,731 (a)
Yahoo! Inc.                                                                        5,541                        141,517 (a)
                                                                                                             11,655,540

MATERIALS - 2.6%
Air Products & Chemicals, Inc.                                                     3,694                        259,614
Barrick Gold Corp.                                                                21,919                        672,913
Freeport-McMoRan Copper & Gold Inc. (Class B)                                      7,142                        398,024 (j)
Monsanto Co.                                                                       1,970                        103,484
PAN American Silver Corp.                                                          1,601                         40,297 (a,j)
Praxair, Inc.                                                                      2,832                        168,023
Vulcan Materials Co.                                                                 863                         77,558 (j)
                                                                                                              1,719,913

TELECOMMUNICATION SERVICES - 3.2%
Alltel Corp.                                                                       9,359                        566,032
AT&T, Inc.                                                                         3,079                        110,074
Sprint Nextel Corp. (Series 1)                                                    19,210                        362,877
Verizon Communications Inc.                                                       27,091                      1,008,869 (h)
Vodafone Group, PLC ADR                                                            3,448                         95,785
                                                                                                              2,143,637

UTILITIES - 5.3%
American Electric Power Company, Inc.                                              3,079                        131,104
Constellation Energy Group, Inc.                                                  13,422                        924,373
Dominion Resources, Inc.                                                          12,314                      1,032,406 (j)
Duke Energy Corp.                                                                 16,870                        560,253
Edison International                                                              13,175                        599,199
Entergy Corp.                                                                      2,771                        255,819
                                                                                                              3,503,154

TOTAL COMMON STOCK                                                                                           64,193,243
(COST $54,610,506)

-----------------------------------------------------------------------------------------------------------------------
EXCHANGE TRADED FUNDS - 2.8%
-----------------------------------------------------------------------------------------------------------------------

Financial Select Sector SPDR Fund                                                 10,097                        370,964 (q)
Industrial Select Sector SPDR Fund                                                42,002                      1,470,490 (q)

TOTAL EXCHANGE TRADED FUNDS                                                                                   1,841,454
(COST $1,472,682)

TOTAL INVESTMENTS IN SECURITIES                                                                              66,034,697
(COST $56,083,188)

-----------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 8.9%
-----------------------------------------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS -  0.9%
GEI Short Term Investment Fund
5.56%                                                                            628,414                        628,414 (d,l)

SHORT-TERM SECURITIES PURCHASED WITH COLLATERAL
FROM SECURITIES ON LOAN - 8.0%

State Street Navigator Securities Lending Prime Portfolio
5.33%                                                                          5,318,456                      5,318,456 (d,e)

TOTAL SHORT-TERM INVESTMENTS                                                                                  5,946,870
(COST $5,946,870)

TOTAL INVESTMENTS                                                                                            71,981,567
(COST $62,030,058)

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (8.0)%                                                          (5,350,580)
                                                                                                            -----------
NET ASSETS  - 100.0%                                                                                        $66,630,987
                                                                                                            ===========


-----------------------------------------------------------------------------------------------------------------------
OTHER INFORMATION
-----------------------------------------------------------------------------------------------------------------------

The GE Value Equity had the following long futures contracts open at December
31, 2006 (unaudited):

                                                                                            CURRENT
                                                   EXPIRATION                              NOTIONAL       UNREALIZED
DESCRIPTION                                           DATE         NUMBER OF CONTRACTS       VALUE       APRECIATION
-----------------------------------------------------------------------------------------------------------------------
S&P 500 Index Futures                              March 2007              1               $357,100         $2,150



GE SMALL-CAP EQUITY FUND

SCHEDULE OF INVESTMENTS - DECEMBER 31, 2006 (UNAUDITED)


                                                               NUMBER OF
                                                                  SHARES                          VALUE
-------------------------------------------------------------------------------------------------------
COMMON STOCK - 97.0%
-------------------------------------------------------------------------------------------------------

CONSUMER DISCRETIONARY - 12.4%
Aeropostale, Inc.                                                 28,700                    $   885,969 (a,j)
American Eagle Outfitters                                         14,550                        454,105 (h,j)
Arbitron, Inc.                                                    36,100                      1,568,184 (j)
Bright Horizons Family Solutions, Inc.                            28,400                      1,097,944 (a,j)
CBRL Group, Inc.                                                  16,000                        716,160
Finish Line (Class A)                                             37,800                        539,784 (j)
Interactive Data Corp.                                            73,800                      1,774,152 (j)
Pool Corp.                                                        31,500                      1,233,855 (j)
RARE Hospitality International, Inc.                               8,500                        279,905 (a,j)
The Talbots, Inc.                                                 19,300                        465,130 (j)
Timberland Co. (Class A)                                          19,000                        600,020 (a,j)
Triarc Companies, Inc. (Class B)                                  64,300                      1,286,000 (j)
                                                                                             10,901,208

CONSUMER STAPLES - 3.0%
Central European Distribution Corp.                               45,100                      1,339,470 (a,j)
Smithfield Foods, Inc.                                            50,800                      1,303,528 (a,j)
                                                                                              2,642,998

ENERGY - 6.6%
Dril-Quip Inc.                                                    26,000                      1,018,160 (a,j)
Hydril Co.                                                        20,800                      1,563,952 (a,j)
Oil States International, Inc.                                    70,200                      2,262,546 (a,j)
St. Mary Land & Exploration Co.                                   25,200                        928,368 (j)
                                                                                              5,773,026

FINANCIALS - 19.1%
BioMed Realty Trust, Inc. (REIT)                                  69,000                      1,973,400
Cullen/Frost Bankers, Inc.                                        12,900                        720,078
DCT Industrial Trust, Inc. (REIT)                                  9,600                        113,280
Federal Realty Investment Trust (REIT)                             8,800                        748,000
Global Cash Access Holdings, Inc.                                 78,800                      1,278,924 (a,j)
HCC Insurance Holdings, Inc.                                      71,200                      2,284,808 (j)
Hilb Rogal & Hobbs Co.                                            39,900                      1,680,588 (j)
Jones Lang LaSalle Inc.                                           16,600                      1,530,022 (j)
Omega Healthcare Investors, Inc. (REIT)                           95,900                      1,699,348
Raymond James Financial, Inc.                                     52,775                      1,599,610
Sandy Spring Bancorp, Inc.                                        17,200                        656,696 (j)
Sterling Bancorp                                                  21,957                        432,553 (j)
Webster Financial Corp.                                           21,200                      1,032,864
Westamerica Bancorporation                                        20,000                      1,012,600 (j)
                                                                                             16,762,771

HEALTHCARE - 8.4%
Computer Programs and Systems, Inc.                               42,300                      1,437,777 (j)
Immunicon Corp.                                                   53,700                        178,284 (a,j)
KV Pharmaceutical Co. (Class A)                                   61,700                      1,467,226 (a,j)
Medical Action Industries Inc.                                    14,800                        477,152 (a)
Molina Healthcare, Inc.                                           21,400                        695,714 (a,j)
Salix Pharmaceuticals Ltd.                                        46,600                        567,122 (a,j)
Thoratec Corp.                                                    51,100                        898,338 (a,j)
Varian, Inc.                                                      35,800                      1,603,482 (a,j)
                                                                                              7,325,095

INDUSTRIALS - 27.5%
ADESA, Inc.                                                       78,400                      2,175,600
Comfort Systems USA, Inc.                                         90,300                      1,141,392
DRS Technologies, Inc.                                            52,700                      2,776,236 (j)
EDO Corp.                                                         20,000                        474,800 (j)
Genesee & Wyoming Inc. (Class A)                                  79,330                      2,081,619 (a,j)
Harsco Corp.                                                      31,800                      2,419,980
Herman Miller Inc.                                                51,700                      1,879,812 (j)
Matthews International Corp. (Class A)                            26,200                      1,030,970 (j)
Mueller Industries, Inc.                                          42,400                      1,344,080 (j)
NCI Building Systems, Inc.                                        22,400                      1,159,200 (a,j)
Old Dominion Freight Line                                         34,900                        840,043 (a,j)
Oshkosh Truck Corp.                                               36,800                      1,781,856 (j)
Quanta Services, Inc.                                             85,300                      1,677,851 (a,j)
Teledyne Technologies Inc.                                        42,100                      1,689,473 (a,j)
Woodward Governor Co.                                             40,200                      1,596,342 (j)
                                                                                             24,069,254

INFORMATION TECHNOLOGY - 14.5%
Blackbaud, Inc.                                                   35,500                        923,000 (j)
CommScope, Inc.                                                   25,200                        768,096 (a,j)
Digital Insight Corp.                                             13,700                        527,313 (a,j)
Kronos Inc.                                                       25,500                        936,870 (a,j)
Micros Systems, Inc.                                              40,800                      2,150,160 (a,j)
Mobility Electronics, Inc.                                        93,100                        311,885 (a,j)
MoneyGram International, Inc.                                     68,500                      2,148,160 (j)
Parametric Technology Corp.                                      119,680                      2,156,634 (a,j)
Photon Dynamics, Inc.                                             45,100                        527,219 (a,j)
Rudolph Technologies, Inc.                                        75,800                      1,206,736 (a,j)
Semtech Corp.                                                     48,400                        632,588 (a)
Zebra Technologies Corp. (Class A)                                12,600                        438,354 (a,j)
                                                                                             12,727,015

MATERIALS  - 3.9%
Commercial Metals Co.                                             79,600                      2,053,680 (h)
Packaging Corporation of America                                  47,400                      1,047,540
Pioneer Drilling Co.                                              24,100                        320,048 (a,j)
                                                                                              3,421,268

UTILITIES - 1.6%
IDACORP, Inc.                                                     35,200                      1,360,480 (j)

TOTAL COMMON STOCK                                                                           84,983,115
(COST $69,775,286)

-------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 33.4%
-------------------------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS - 4.2%

GEI Short Term Investment Fund
5.56%                                                          3,672,534                      3,672,534  (d,l)

SHORT-TERM SECURITIES PURCHASED WITH
COLLATERAL FROM SECURITIES ON LOAN - 29.2%

State Street Navigator Securities Lending Prime Portfolio
5.33%                                                         25,565,182                     25,565,182 (d,e)

TOTAL SHORT-TERM INVESTMENTS                                                                 29,237,716
(COST $29,237,716)

TOTAL INVESTMENTS                                                                           114,220,831
(COST $99,013,002)

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (30.4)%                                        (26,633,867)
                                                                                            -----------
NET ASSETS  - 100.0%                                                                        $87,586,964
                                                                                            ===========


GE GLOBAL EQUITY FUND

SCHEDULE OF INVESTMENTS - DECEMBER 31, 2006 (UNAUDITED)


                                                                       NUMBER OF SHARES                              VALUE
--------------------------------------------------------------------------------------------------------------------------
COMMON STOCK - 95.5%
--------------------------------------------------------------------------------------------------------------------------

AUSTRALIA - 1.3%
Dyno Nobel Ltd.                                                                 188,060                        $   352,785 (a)
Paladin Resources Ltd.                                                           70,834                            496,899 (a,j)
                                                                                                                   849,684

BRAZIL - 0.9%
Petroleo Brasileiro S.A. ADR                                                      6,521                            604,888

CANADA - 5.8%
Alliance Atlantis Communications, Inc. (Class B)                                  4,347                            188,568 (a)
Barrick Gold Corp.                                                               19,043                            584,620 (h)
Canadian National Railway Co.                                                    17,493                            752,664 (j)
Nexen Inc.                                                                        6,640                            366,321
Nexen, Inc.                                                                       5,953                            327,415
Nortel Networks Corp.                                                            13,786                            368,500 (a,j)
Potash Corp of Saskatchewan                                                       7,974                          1,144,110
                                                                                                                 3,732,198

CHINA - 1.7%
China Petroleum & Chemical Corp.                                              1,190,000                          1,101,675

EGYPT - 0.5%
Orascom Construction Industries                                                   4,192                            202,485
Orascom Construction Industries GDR                                                 958                             92,255
Orascom Construction Industries GDR                                                 466                             44,876 (b)
                                                                                                                   339,616

FINLAND - 1.0%
Nokia OYJ                                                                        33,036                            674,354

FRANCE - 2.9%
BNP Paribas                                                                       6,638                            723,452 (j)
LVMH Moet Hennessy Louis Vuitton S.A.                                             4,424                            466,405
Veolia Environnement                                                              6,423                            494,630 (j)
Vinci S.A.                                                                        1,362                            173,853
                                                                                                                 1,858,340

GERMANY - 3.3%
Bayer AG                                                                          6,607                            354,243
E.ON AG                                                                           6,182                            838,260
Linde AG                                                                          2,299                            237,251
Metro AG                                                                          2,538                            161,681
Siemens AG (Regd.)                                                                5,162                            511,469
                                                                                                                 2,102,904

GREECE - 0.3%
Hellenic Telecommunications Organization S.A.                                     7,180                            215,490

INDIA - 0.0%*
Reliance Capital Ltd. ADR                                                           901                             12,358 (a,b)

ITALY - 4.7%
Banca Intesa S.p.A.                                                             102,472                            790,480
Saipem S.p.A.                                                                    22,479                            585,132 (j)
SanPaolo IMI S.p.A.                                                               5,038                            116,923
UniCredito Italiano S.p.A.                                                      176,586                          1,546,159
                                                                                                                 3,038,694

JAPAN - 12.8%
Hoya Corp.                                                                       20,500                            798,288 (j)
Jupiter Telecommunications Co.                                                    1,178                            949,083 (a)
Mitsubishi Estate Company Ltd.                                                   43,000                          1,111,493
Mitsubishi UFJ Financial Group, Inc.                                                 25                            308,422
Nidec Corp.                                                                      12,800                            988,293 (j)
Nomura Holdings, Inc.                                                            54,300                          1,023,067 (j)
Sekisui Chemical Company Ltd.                                                    39,000                            310,612
Shiseido Company Ltd.                                                            13,000                            281,482 (j)
Toray Industries Inc.                                                           115,000                            860,895
Toyota Motor Corp.                                                               25,200                          1,683,454
                                                                                                                 8,315,089

MALAYSIA - 0.6%
Genting Berhad                                                                   22,800                            213,265
IOI Corp Bhd                                                                     33,000                            172,109
                                                                                                                   385,374

MEXICO - 0.6%
America Movil S.A. de C.V. ADR (Series L)                                         9,188                            415,481

NETHERLANDS - 2.1%
Koninklijke Philips Electronics N.V.                                             36,655                          1,380,935

NORWAY - 1.0%
Acergy S.A.                                                                      32,237                            621,301 (a)

SINGAPORE - 1.8%
CapitaLand Ltd.                                                                 228,073                            921,627
Singapore Telecommunications Ltd.                                               105,800                            226,177
                                                                                                                 1,147,804

SOUTH AFRICA - 0.4%
MTN Group, Ltd.                                                                  21,056                            254,736

SOUTH KOREA - 0.9%
Hyundai Motor Co.                                                                 4,350                            315,258 (a)
Samsung Electronics Company Ltd.                                                    400                            263,656
                                                                                                                   578,914

SPAIN - 1.8%
Acciona S.A.                                                                      2,368                            440,594
Banco Santander Central Hispano S.A. (Regd.)                                     37,277                            695,057 (j)
                                                                                                                 1,135,651

SWEDEN - 2.4%
Sandvik AB                                                                      104,690                          1,522,235

SWITZERLAND - 5.9%
ABB Ltd. (Regd.)                                                                 16,721                            299,299
Nestle S.A. (Regd.)                                                               2,528                            896,718
Novartis AG (Regd.)                                                              19,918                          1,146,260
Roche Holding AG                                                                  8,327                          1,490,497
                                                                                                                 3,832,774

TAIWAN - 0.5%
Taiwan Semiconductor Manufacturing Company
Ltd. ADR                                                                         30,824                            336,906 (j)

UNITED KINGDOM - 9.3%
Aegis Group PLC                                                                  60,053                            164,546
BHP Billiton PLC                                                                 67,382                          1,232,388
BP PLC                                                                           20,880                            231,911
Diageo PLC                                                                       38,357                            752,586
Experian Group, Ltd.                                                             53,685                            629,892 (a)
Prudential PLC                                                                   57,947                            793,310
Reed Elsevier PLC                                                                67,544                            740,946
Royal Bank of Scotland Group, PLC                                                25,527                            995,706
Vodafone Group, PLC ADR                                                          16,617                            461,620
                                                                                                                 6,002,905

UNITED STATES - 33.0%
Activision, Inc.                                                                 23,555                            406,088 (a,j)
Alberto-Culver Co.                                                                4,593                             98,520
Alltel Corp.                                                                     19,712                          1,192,182
American International Group, Inc.                                               14,966                          1,072,464
Amgen, Inc.                                                                      13,484                            921,092 (a)
Avon Products, Inc.                                                               5,077                            167,744
Bank of America Corp.                                                            29,044                          1,550,659
Cisco Systems, Inc.                                                               8,049                            219,979 (a)
Corning Incorporated                                                             16,205                            303,196 (a)
Dominion Resources, Inc.                                                         10,627                            890,968 (j)
eBay, Inc.                                                                       11,598                            348,752 (a)
Exxon Mobil Corp.                                                                 2,868                            219,775
FPL Group, Inc.                                                                   4,080                            222,034
General Mills, Inc.                                                               3,050                            175,680
Kellogg Co.                                                                       7,585                            379,705 (j)
Medtronic Inc.                                                                    7,523                            402,556
Mellon Financial Corp.                                                           14,968                            630,901
Metlife, Inc.                                                                    17,414                          1,027,600
Microsoft Corp.                                                                  38,123                          1,138,353
Monsanto Co.                                                                     35,030                          1,840,126 (h)
Occidental Petroleum Corp.                                                       20,259                            989,247
Oracle Corp.                                                                     43,886                            752,206 (a,h)
Paychex, Inc.                                                                     4,795                            189,594
Peabody Energy Corp.                                                              4,128                            166,812 (j)
PepsiCo, Inc.                                                                     3,537                            221,239
Praxair, Inc.                                                                    19,555                          1,160,198
Schlumberger Ltd.                                                                19,877                          1,255,431
State Street Corp.                                                                9,910                            668,330 (e)
Textron Inc.                                                                      2,630                            246,615
United Technologies Corp.                                                        19,143                          1,196,820
UnitedHealth Group, Inc.                                                          7,969                            428,174
Yahoo! Inc.                                                                      34,058                            869,841 (a)
                                                                                                                21,352,881

TOTAL COMMON STOCK                                                                                              61,813,187
(COST $47,842,308)

--------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCK - 1.8%
--------------------------------------------------------------------------------------------------------------------------

Cia Vale do Rio Doce ADR                                                         28,614                            751,118 (h)
Fresenius AG                                                                      1,933                            414,995

TOTAL PREFERRED STOCK                                                                                            1,166,113
(COST $788,278)

--------------------------------------------------------------------------------------------------------------------------
EXCHANGE TRADED FUNDS -1.4%
--------------------------------------------------------------------------------------------------------------------------

Financial Select Sector SPDR Fund                                                 4,870                            178,924 (q)
Industrial Select Sector SPDR Fund                                               20,207                            707,447 (h,q)

TOTAL EXCHANGE TRADED FUNDS                                                                                        886,371
(COST $666,794)

TOTAL INVESTMENTS IN SECURITIES                                                                                 63,865,671
(COST $49,297,380)

--------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 14.0%
--------------------------------------------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS - 1.4%
GEI Short Term Investment Fund
5.56%                                                                           876,114                            876,114 (d,l)

SHORT-TERM SECURITIES PURCHASED WITH
COLLATERAL FROM SECURITIES ON LOAN - 12.6%

State Street Navigator Securities Lending Prime Portfolio
5.33%                                                                         8,181,990                          8,181,990 (d,e)

TOTAL SHORT-TERM INVESTMENTS                                                                                     9,058,104
(COST $9,058,104)

TOTAL INVESTMENTS                                                                                               72,923,775
(COST $58,355,484)

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (12.7)%                                                            (8,199,626)
                                                                                                             -------------
NET ASSETS  - 100.0%                                                                                         $  64,724,149
                                                                                                             =============

--------------------------------------------------------------------------------------------------------------------------
OTHER INFORMATION
--------------------------------------------------------------------------------------------------------------------------

The GE Global Equity Fund had the following long futures contracts open at December 31, 2006 (unaudited):

                                                                                          CURRENT
                                                                                          NOTIONAL        UNREALIZED
DESCRIPTION                                     EXPIRATION DATE   NUMBER OF CONTRACTS      VALUE          DEPRECATION
--------------------------------------------------------------------------------------------------------------------------
DJ Euro Stoxx 50 Index Futures                    March 2007               1              $54,816            $(79)


The GE Global Equity Fund was invested in the following sectors at December 31, 2006 (unaudited):

                                                                                                       PERCENTAGE (BASED
SECTOR                                                                                                 ON MARKET VALUE)
--------------------------------------------------------------------------------------------------------------------------

Financials                                                                                                   19.43%
Short-Term                                                                                                   12.42%
Materials                                                                                                    11.68%
Information Technology                                                                                       10.50%
Energy                                                                                                        9.55%
Industrials                                                                                                   9.35%
Consumer Discretionary                                                                                        8.79%
Healthcare                                                                                                    6.59%
Consumer Staples                                                                                              4.54%
Telecommunication Services                                                                                    3.79%
Utilities                                                                                                     3.36%
                                                                                                            -------
                                                                                                            100.00%
                                                                                                            =======


GE INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS - DECEMBER 31, 2006 (UNAUDITED)


                                                                              NUMBER OF
                                                                                 SHARES                                 VALUE
-----------------------------------------------------------------------------------------------------------------------------
COMMON STOCK - 95.0%
-----------------------------------------------------------------------------------------------------------------------------

AUSTRALIA - 0.8%
Brambles Ltd.                                                                    15,995                          $    161,751 (a)
Paladin Resources Ltd.                                                           43,989                               308,582 (a,j)
                                                                                                                      470,333

BRAZIL - 1.3%
Petroleo Brasileiro S.A. ADR                                                      8,150                               755,994

CANADA - 2.6%
Canadian National Railway Co.                                                    14,127                               607,836 (j)
EnCana Corp.                                                                      1,682                                77,560 (j)
Potash Corp of Saskatchewan                                                       5,568                               798,999
                                                                                                                    1,484,395

CHINA - 0.7%
China Petroleum & Chemical Corp.                                                424,000                               392,529

DENMARK - 0.5%
Group 4 Securicor PLC                                                            75,584                               278,104

EGYPT - 0.6%
Orascom Construction Industries                                                   6,826                               329,773

FINLAND - 1.6%
Nokia OYJ                                                                        46,452                               948,211

FRANCE - 8.9%
Accor S.A.                                                                        1,932                               149,546 (h)
Alstom                                                                              216                                29,252 (a)
AXA S.A.                                                                         13,282                               537,164 (j)
BNP Paribas                                                                       9,518                             1,037,333 (j)
Carrefour S.A.                                                                    2,459                               148,963 (j)
Credit Agricole S.A.                                                              7,902                               331,980 (j)
France Telecom S.A.                                                               2,060                                56,909 (j)
Lagardere SCA (Regd.)                                                             1,222                                98,295 (j)
LVMH Moet Hennessy Louis Vuitton S.A.                                             4,474                               471,676 (j)
Renault S.A.                                                                        449                                53,879 (j)
Sanofi-Aventis                                                                    1,753                               161,696
Suez S.A.                                                                         5,580                               288,657
Total S.A.                                                                       11,949                               861,096 (j)
Veolia Environnement                                                             11,563                               890,457 (j)
                                                                                                                    5,116,903

GERMANY - 6.6%
Allianz AG (Regd.)                                                                2,640                               538,756
BASF AG                                                                           2,958                               288,057
Bayer AG                                                                          7,867                               421,800
E.ON AG                                                                           6,902                               935,889
Linde AG                                                                          5,249                               541,684 (j)
Metro AG                                                                          4,014                               255,708
RWE AG                                                                            2,286                               251,705
Siemens AG (Regd.)                                                                5,712                               565,964
                                                                                                                    3,799,563

GREECE - 0.4%
Hellenic Telecommunications
Organization S.A.                                                                 6,788                               203,725

HONG KONG - 1.6%
Hongkong Land Holdings Ltd.                                                      73,999                               294,516
Jardine Matheson Holdings Ltd.                                                   11,033                               236,106
Sun Hung Kai Properties Ltd.                                                     33,455                               384,567
                                                                                                                      915,189

INDIA - 1.1%
ICICI Bank Ltd. ADR                                                              13,732                               573,174 (j)
Reliance Capital Ltd. ADR                                                         2,894                                39,693 (a,b)
                                                                                                                      612,867

ITALY - 5.4%
Banca Intesa S.p.A.                                                              91,133                               703,010 (j)
ENI S.p.A.                                                                        6,447                               216,614 (h)
Saipem S.p.A.                                                                    42,110                             1,096,130
UniCredito Italiano S.p.A.                                                      121,370                             1,062,696
                                                                                                                    3,078,450

JAPAN - 21.0%
Asahi Glass Company Ltd.                                                         35,005                               420,101 (h)
Bank of Yokohama Ltd.                                                            53,308                               416,962
Chiyoda Corp.                                                                    25,427                               497,209 (j)
East Japan Railway Co.                                                               87                               580,462
Hoya Corp.                                                                       17,700                               689,254
Komatsu Ltd.                                                                     24,169                               489,850
Kubota Corp.                                                                     13,000                               120,230
Mitsubishi Estate Company Ltd.                                                   40,982                             1,059,331
Mitsubishi Heavy Industries Ltd.                                                 21,000                                95,346
Mitsubishi UFJ Financial Group, Inc.                                                 92                             1,134,992
Mitsui Sumitomo Insurance Company Ltd.                                           34,000                               371,516
Nidec Corp.                                                                      10,416                               804,223 (j)
Nomura Holdings, Inc.                                                            64,398                             1,213,323 (j)
Sekisui Chemical Company Ltd.                                                    52,998                               422,098
Seven & I Holdings Company Ltd.                                                  14,400                               447,149
Shiseido Company Ltd.                                                            26,000                               562,964 (j)
SMC Corp.                                                                         1,819                               257,687
Sumitomo Realty & Development Company Ltd.                                       12,000                               384,709 (j)
Toray Industries Inc.                                                           122,999                               920,776 (j)
Toyota Motor Corp.                                                               17,543                             1,171,938
                                                                                                                   12,060,120

MALAYSIA - 0.0%*
Malaysia International Shipping Corp. BHD                                         9,991                                25,204

MEXICO - 0.7%
America Movil S.A. de C.V. ADR
(Series L)                                                                        9,137                               413,175

NETHERLANDS - 3.0%
ING Groep N.V.                                                                   13,491                               597,563
Koninklijke Philips Electronics N.V.                                             29,049                             1,094,388
                                                                                                                    1,691,951

NORWAY - 2.9%
Acergy S.A.                                                                      30,659                               590,889 (a)
Orkla ASA                                                                         3,418                               193,782
Telenor ASA                                                                      46,457                               874,844
                                                                                                                    1,659,515

RUSSIA - 0.1%
Mobile Telesystems OJSC ADR                                                         682                                34,230

SINGAPORE - 2.4%
CapitaLand Ltd.                                                                 126,000                               509,157
Singapore Telecommunications Ltd.                                               398,660                               852,248
                                                                                                                    1,361,405

SOUTH AFRICA - 0.7%
MTN Group, Ltd.                                                                  32,145                               388,890

SOUTH KOREA - 2.0%
Kookmin Bank                                                                      7,436                               598,878 (a)
Samsung Electronics Company Ltd.                                                    810                               533,903
                                                                                                                    1,132,781

SPAIN - 1.5%
Banco Santander Central Hispano S.A.
(Regd.)                                                                          45,096                               840,847 (j,h)

SWEDEN - 1.9%
Sandvik AB                                                                       44,857                               652,239
Telefonaktiebolaget LM Ericsson
(Series B)                                                                      109,460                               442,287
                                                                                                                    1,094,526

SWITZERLAND - 11.4%
ABB Ltd. (Regd.)                                                                 45,839                               820,498
Adecco S.A. (Regd.)                                                               4,824                               328,990
Credit Suisse Group, (Regd.)                                                     13,381                               934,489
Holcim Ltd. (Regd.)                                                               3,151                               288,332
Nestle S.A. (Regd.)                                                               3,007                             1,066,627
Novartis AG (Regd.)                                                              16,451                               946,738
Roche Holding AG                                                                  7,712                             1,380,415
Swiss Reinsurance                                                                 4,671                               396,425
Syngenta AG (Regd)                                                                2,097                               389,440
                                                                                                                    6,551,954

TAIWAN - 1.0%
Taiwan Semiconductor Manufacturing
Company Ltd.                                                                    280,314                               580,672

UNITED KINGDOM - 14.3%
BG Group, PLC                                                                    27,803                               377,094
BHP Billiton PLC                                                                 62,715                             1,147,030
Diageo PLC                                                                       31,566                               619,344
GlaxoSmithKline PLC                                                              26,272                               691,061 (h)
Group 4 Securicor PLC                                                            73,588                               270,763
Lloyds TSB Group, PLC                                                            47,061                               526,383
National Grid PLC                                                                13,524                               195,073
Prudential PLC                                                                   48,436                               663,102
Reed Elsevier PLC                                                                28,345                               310,940
Rio Tinto PLC (Regd.)                                                            10,779                               573,393
Royal Bank of Scotland Group, PLC                                                30,343                             1,183,559
Smiths Group, PLC                                                                19,686                               382,010
Tesco PLC                                                                        81,801                               647,592
Vodafone Group, PLC                                                             228,854                               633,781
                                                                                                                    8,221,125

TOTAL COMMON STOCK                                                                                                 54,442,431
(COST $39,537,908)

-----------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCK - 1.7%
-----------------------------------------------------------------------------------------------------------------------------

All America Latina Logistica S.A.                                                 5,800                                60,228
Cia Vale do Rio Doce ADR                                                         35,773                               939,041

TOTAL PREFERRED STOCK                                                                                                 999,269
(COST $796,495)

TOTAL INVESTMENTS IN SECURITIES                                                                                    55,441,700
(COST $40,334,403)

-----------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 18.8%
-----------------------------------------------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS - 2.8%
GEI Short Term Investment Fund
5.56%                                                                         1,600,319                             1,600,319 (d,l)

SHORT-TERM SECURITIES PURCHASED WITH
COLLATERAL FROM SECURITIES ON LOAN - 16.0%

State Street Navigator Securities
Lending Prime Portfolio
5.33%                                                                         9,174,126                             9,174,126 (d,e)

TOTAL SHORT-TERM INVESTMENTS                                                                                       10,774,445
(COST $10,774,445)

TOTAL INVESTMENTS                                                                                                  66,216,145
(COST $51,108,848)

LIABILITIES IN EXCESS OF OTHER
ASSETS, NET - (15.5)%                                                                                              (8,868,895)
                                                                                                                 ------------
NET ASSETS  - 100.0%                                                                                             $ 57,347,250
                                                                                                                 ============


-----------------------------------------------------------------------------------------------------------------------------
OTHER INFORMATION
-----------------------------------------------------------------------------------------------------------------------------

The GE International Equity Fund had the following long futures contracts open at December 31, 2006 (unaudited):

                                                                         NUMBER OF         CURRENT           UNREALIZED
DESCRIPTION                                  EXPIRATION DATE            CONTRACTS       NOTIONAL VALUE      APPRECIATION
-----------------------------------------------------------------------------------------------------------------------------
DJ EURO Stoxx 50 Index Futures                 March 2007                   9             $493,347            $ 2,281
FTSE 100 Index Futures                         March 2007                   2              243,313             (1,204)
TOPIX Index Futures                            March 2007                   2              282,405              1,469
                                                                                                              -------
                                                                                                              $ 2,546
                                                                                                              =======

The GE International Equity Fund was invested in the following sectors at December 31, 2006 (unaudited):

                                                                                                        PERCENTAGE (BASED ON
SECTOR                                                                                                     MARKET VALUE)
-----------------------------------------------------------------------------------------------------------------------------
Financials                                                                                                     25.03%
Short-Term                                                                                                     16.27%
Industrials                                                                                                    10.82%
Materials                                                                                                       9.53%
Energy                                                                                                          7.06%
Information Technology                                                                                          6.04%
Consumer Discretionary                                                                                          5.70%
Consumer Staples                                                                                                5.66%
Telecommunication Services                                                                                      5.22%
Healthcare                                                                                                      4.80%
Utilities                                                                                                       3.87%
                                                                                                              -------
                                                                                                              100.00%
                                                                                                              =======



GE PREMIER GROWTH EQUITY FUND

SCHEDULE OF INVESTMENTS - DECEMBER 31, 2006 (UNAUDITED)


                                                                      NUMBER OF SHARES                             VALUE
-------------------------------------------------------------------------------------------------------------------------
COMMON STOCK - 98.4%
-------------------------------------------------------------------------------------------------------------------------

CONSUMER DISCRETIONARY - 20.8%
Bed Bath & Beyond, Inc.                                                        308,365                      $  11,748,706 (a,h)
Carnival Corp.                                                                 227,217                         11,144,994 (j)
Comcast Corp. (Class A)                                                        279,963                         11,724,850 (a,j)
Home Depot, Inc.                                                               206,929                          8,310,269
Liberty Global, Inc. (Series C)                                                381,399                         10,679,172 (a)
Liberty Media Holding Corp - Capital (Series A)                                 69,788                          6,837,828 (a)
Liberty Media Holding Corp - Interactive
(Series A)                                                                     373,283                          8,051,714 (a)
                                                                                                               68,497,533

ENERGY - 5.9%
Schlumberger Ltd.                                                              174,470                         11,019,525
Transocean Inc.                                                                103,059                          8,336,443 (a)
                                                                                                               19,355,968

FINANCIALS - 15.0%
AFLAC Incorporated                                                             227,216                         10,451,936 (h)
CB Richard Ellis Group, Inc. (Class A)                                         188,265                          6,250,398 (a)
Federal National Mortgage Assoc.                                                97,378                          5,783,279
SLM Corp.                                                                      259,676                         12,664,399 (h)
State Street Corp.                                                             211,798                         14,283,657 (e)
                                                                                                               49,433,669

HEALTHCARE - 23.0%
Amgen, Inc.                                                                    179,339                         12,250,647 (a)
Johnson & Johnson                                                               89,264                          5,893,209
Lincare Holdings Inc.                                                          215,044                          8,567,353 (a)
Medtronic Inc.                                                                 235,331                         12,592,562
UnitedHealth Group, Inc.                                                       225,593                         12,121,112
Zimmer Holdings, Inc.                                                          149,314                         11,703,231 (a)
Dover Corp.                                                                    261,299                         12,808,877
                                                                                                               75,936,991

INFORMATION TECHNOLOGY - 29.9%
Analog Devices, Inc.                                                           164,732                          5,414,741 (j)
Cisco Systems, Inc.                                                            507,179                         13,861,202 (a,h)
eBay, Inc.                                                                     236,143                          7,100,820 (a,h)
First Data Corp.                                                               105,494                          2,692,207 (h)
Intuit Inc.                                                                    275,905                          8,417,862 (a)
Linear Technology Corp.                                                        150,937                          4,576,410 (j)
Microsoft Corp.                                                                328,652                          9,813,549
Molex, Inc. (Class A)                                                          426,030                         11,801,031 (h)
Paychex, Inc.                                                                  239,388                          9,465,402
QUALCOMM, Inc.                                                                 182,585                          6,899,887
Western Union Co.                                                              381,399                          8,550,966
Yahoo! Inc.                                                                    393,571                         10,051,803 (a)
                                                                                                               98,645,880

MATERIALS - 3.8%
Monsanto Co.                                                                   235,331                         12,361,937

TOTAL INVESTMENTS IN SECURITIES                                                                               324,231,978
(COST $283,354,229)

-------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -  8.1%
-------------------------------------------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS - 1.8%
GEI Short Term Investment Fund
5.56%                                                                        5,865,936                          5,865,936 (d,l)

SHORT-TERM SECURITIES PURCHASED WITH
COLLATERAL FROM SECURITIES ON LOAN - 6.3%

State Street Navigator Securities Lending Prime Portfolio
5.33%                                                                       20,961,764                         20,961,764 (d,e)

TOTAL SHORT-TERM INVESTMENTS                                                                                   26,827,700
(COST $26,827,700)

TOTAL INVESTMENTS                                                                                             351,059,678
(COST $310,181,929)

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (6.5)%                                                           (21,425,459)
                                                                                                             ------------
NET ASSETS  - 100.0%                                                                                         $329,634,219
                                                                                                             ============


-------------------------------------------------------------------------------------------------------------------------
OTHER INFORMATION
-------------------------------------------------------------------------------------------------------------------------

The GE Premier Growth Equity Fund had the following short futures contracts open at December 31, 2006 (unaudited):

                                                                                           CURRENT         UNREALIZED
DESCRIPTION                                    EXPIRATION DATE   NUMBER OF CONTRACTS    NOTIONAL VALUE     APRECIATION
-------------------------------------------------------------------------------------------------------------------------
S&P 500 Index Futures                            March 2007              12              $(4,285,200)        $14,900



GE STRATEGIC INVESTMENT FUND

SCHEDULE OF INVESTMENTS - DECEMBER 31, 2006 (UNAUDITED)


                                                                           NUMBER OF
                                                                              SHARES                                VALUE
-------------------------------------------------------------------------------------------------------------------------
DOMESTIC EQUITY - 47.5%
-------------------------------------------------------------------------------------------------------------------------

COMMON STOCK - 47.5%

CONSUMER DISCRETIONARY - 6.7%
Bed Bath & Beyond, Inc.                                                        32,381                        $  1,233,717 (a)
Boyd Gaming Corp.                                                               1,536                              69,596
Carnival Corp.                                                                 24,448                           1,199,174
Comcast Corp. (Class A)                                                        40,749                           1,706,568 (a,h,j)
Global Cash Access Holdings, Inc.                                               8,342                             135,391 (a,j)
Home Depot, Inc.                                                               33,685                           1,352,790 (h)
Liberty Global, Inc. (Series C)                                                14,749                             412,972 (a)
Liberty Media Holding Corp - Capital (Series A)                                 9,117                             893,284 (a)
Liberty Media Holding Corp - Interactive
(Series A)                                                                     45,584                             983,247 (a)
Life Time Fitness, Inc.                                                         2,117                             102,696 (a,j)
Omnicom Group, Inc.                                                             8,149                             851,896
O'Reilly Automotive, Inc.                                                       4,348                             139,397 (a,j)
Pulte Homes, Inc.                                                               3,099                             102,639 (j)
Regal Entertainment Group, (Class A)                                            7,437                             158,557 (j)
Staples, Inc.                                                                  20,031                             534,828
Starwood Hotels & Resorts Worldwide, Inc.                                       2,327                             145,438
Target Corp.                                                                    8,150                             464,958
The Cheesecake Factory                                                          5,111                             125,731 (a,j)
The E.W. Scripps Co. (Class A)                                                  3,947                             197,113
Univision Communications Inc. (Class A)                                         2,880                             102,010 (a)
Viacom Inc. (Class B)                                                           8,829                             362,254 (a)
Williams-Sonoma, Inc.                                                           4,043                             127,112 (j)
                                                                                                               11,401,368

CONSUMER STAPLES - 4.3%
Alberto-Culver Co.                                                              5,692                             122,093
Clorox Co.                                                                     12,859                             824,905 (j)
Colgate-Palmolive Co.                                                          26,467                           1,726,707
PepsiCo, Inc.                                                                  38,706                           2,421,060
Sally Beauty Holdings, Inc.                                                     7,728                              60,278 (a)
The Coca-Cola Co.                                                              39,389                           1,900,519
The Kroger Co.                                                                  4,346                             100,262
Weight Watchers International Inc.                                              3,918                             205,813 (j)
                                                                                                                7,361,637

ENERGY - 4.2%
Dresser-Rand Group, Inc.                                                        5,413                             132,456 (a,j)
EOG Resources, Inc.                                                            10,376                             647,981
Exxon Mobil Corp.                                                              45,909                           3,518,007 (h)
GlobalSantaFe Corp.                                                             3,293                             193,563
Halliburton Co.                                                                12,227                             379,648
Hess Corp.                                                                      3,450                             171,017
Peabody Energy Corp.                                                            3,221                             130,161
Schlumberger Ltd.                                                              27,707                           1,749,974
Valero Energy Corp.                                                             1,523                              77,917
Weatherford International Ltd.                                                  3,390                             141,668 (a)
                                                                                                                7,142,392

FINANCIALS - 8.1%
Affiliated Managers Group, Inc.                                                 1,596                             167,787 (a,j)
AFLAC Incorporated                                                             14,397                             662,262 (h)
Alleghany Corp.                                                                   300                             109,080 (a,j)
Allied World Assurance Holdings Ltd.                                            2,981                             130,061
American International Group, Inc.                                             36,400                           2,608,424
Bank of America Corp.                                                          36,560                           1,951,938
Calamos Asset Management Inc. (Class A)                                         5,536                             148,531 (j)
CB Richard Ellis Group, Inc. (Class A)                                         11,025                             366,030 (a,h)
Citigroup, Inc.                                                                10,866                             605,236
CVB Financial Corp.                                                             7,996                             115,622 (j)
Douglas Emmett, Inc. (REIT)                                                     3,095                              82,296
Everest Re Group, Ltd.                                                          7,837                             768,888
Federal National Mortgage Assoc.                                               21,868                           1,298,741
Greenhill & Company, Inc.                                                       2,584                             190,699 (j)
Hartford Financial Services Group, Inc.                                         1,720                             160,493
HCC Insurance Holdings, Inc.                                                   15,283                             490,432
Legg Mason, Inc.                                                                2,247                             213,577
M&T Bank Corp.                                                                    851                             103,958 (j)
Maguire Properties, Inc. (REIT)                                                 2,445                              97,800
Mellon Financial Corp.                                                         15,620                             658,383
Metlife, Inc.                                                                  10,594                             625,152
SL Green Realty Corp. (REIT)                                                    1,132                             150,307
State Street Corp.                                                             17,658                           1,190,856 (e)
SunTrust Banks, Inc.                                                            9,236                             779,980
Zions Bancorporation                                                            2,054                             169,332
                                                                                                               13,845,865

HEALTHCARE - 7.8%
Abbott Laboratories                                                            36,129                           1,759,844
Advanced Medical Optics, Inc.                                                   5,663                             199,337 (a,j)
Aetna, Inc.                                                                    21,730                             938,301
Alcon, Inc.                                                                     1,569                             175,367
Amgen, Inc.                                                                    27,477                           1,876,954 (a)
Amylin Pharmaceuticals, Inc.                                                    3,991                             143,955 (a,j)
Barr Pharmaceuticals, Inc.                                                      4,502                             225,640 (a)
Caremark Rx, Inc.                                                               3,470                             198,172
DENTSPLY International, Inc.                                                    4,995                             149,101
Gilead Sciences, Inc.                                                           1,943                             126,159 (a)
Henry Schein, Inc.                                                              3,330                             163,103 (a,j)
Lincare Holdings Inc.                                                          22,139                             882,018 (a)
Manor Care, Inc.                                                                3,970                             186,272 (j)
Martek Biosciences Corp.                                                        4,675                             109,115 (a,j)
Medtronic Inc.                                                                 16,975                             908,332
Pfizer Inc.                                                                    75,679                           1,960,086 (h)
Psychiatric Solutions Inc.                                                      7,010                             263,015 (a,j)
Quest Diagnostics Inc.                                                          2,974                             157,622
Resmed, Inc.                                                                    2,646                             130,236 (a)
Thermo Electron Corp.                                                           7,210                             326,541 (a)
Vertex Pharmaceuticals, Inc.                                                    2,756                             103,130 (a,j)
Wyeth                                                                          46,179                           2,351,435 (h)
                                                                                                               13,333,735

INDUSTRIALS - 3.7%
ChoicePoint, Inc.                                                               2,771                             109,122 (a)
Corinthian Colleges, Inc.                                                      17,741                             241,810 (a,j)
Corporate Executive Board Co.                                                   1,729                             151,633 (j)
CoStar Group, Inc.                                                              2,292                             122,760 (a,j)
Danaher Corp.                                                                   1,687                             122,206
Dover Corp.                                                                    34,193                           1,676,141
Eaton Corp.                                                                     1,720                             129,241
Harsco Corp.                                                                    2,547                             193,827
Hexcel Corp.                                                                    8,208                             142,901 (a,h,j)
Joy Global, Inc.                                                                2,646                             127,908
MoneyGram International, Inc.                                                   6,459                             202,554
Rockwell Collins, Inc.                                                          3,557                             225,123
Southwest Airlines Co.                                                         53,377                             817,736 (h,j)
Spirit Aerosystems Holdings, Inc. (Class A)                                       273                               9,137 (a)
Stericycle, Inc.                                                                2,379                             179,615 (a)
Sunpower Corp. (Class A)                                                        3,904                             145,112 (a,j)
Tyco International Ltd.                                                        29,835                             906,984 (h)
United Technologies Corp.                                                      13,311                             832,204
                                                                                                                6,336,014

INFORMATION TECHNOLOGY -11.0%
Activision, Inc.                                                               31,072                             535,682 (a,h,j)
Affiliated Computer Services, Inc. (Class A)                                    2,863                             139,829 (a)
Analog Devices, Inc.                                                           16,111                             529,568
aQuantive, Inc.                                                                 1,843                              45,448 (a,j)
Automatic Data Processing, Inc.                                                21,460                           1,056,905
CDW Corp.                                                                         786                              55,272 (j)
Checkfree Corp.                                                                 4,075                             163,652 (a)
Cisco Systems, Inc.                                                            79,456                           2,171,532 (a)
Citrix Systems, Inc.                                                            1,735                              46,932 (a)
Cogent, Inc.                                                                   10,880                             119,789 (a,j)
Comverse Technology, Inc.                                                       7,698                             162,505 (a,h,j)
Dell, Inc.                                                                     10,867                             272,653 (a)
DST Systems, Inc.                                                               2,160                             135,281 (a,j)
eBay, Inc.                                                                      4,483                             134,804 (a)
EMC Corp.                                                                      41,440                             547,008 (a)
Fidelity National Information Services, Inc.                                    9,236                             370,271
First Data Corp.                                                               27,169                             693,353
Fiserv, Inc.                                                                    1,674                              87,751 (a)
Harris Corp.                                                                    5,848                             268,189
Intel Corp.                                                                    27,165                             550,091
Intuit Inc.                                                                    26,622                             812,237 (a)
Juniper Networks, Inc.                                                          9,216                             174,551 (a)
Linear Technology Corp.                                                         7,294                             221,154
Macrovision Corp.                                                               4,190                             118,409 (a,j)
Marvell Technology Group, Ltd.                                                  3,988                              76,530 (a)
Microchip Technology Inc.                                                       3,559                             116,379
Microsoft Corp.                                                                87,982                           2,627,143 (h)
Molex, Inc. (Class A)                                                          51,618                           1,429,819
NAVTEQ Corp.                                                                    3,210                             112,254 (a,j)
Neustar, Inc. (Class A)                                                         3,824                             124,051 (a,j)
Oracle Corp.                                                                  103,224                           1,769,259 (a)
Paychex, Inc.                                                                  18,622                             736,314
SAIC, Inc.                                                                      6,970                             123,996 (a,j)
Western Union Co.                                                              54,329                           1,218,056
Wind River Systems, Inc.                                                       11,087                             113,642 (a)
Yahoo! Inc.                                                                    38,844                             992,076 (a)
                                                                                                               18,852,385

MATERIALS - 1.2%
Cabot Corp.                                                                     1,964                              85,571
Martin Marietta Materials, Inc.                                                 1,865                             193,792 (j)
Monsanto Co.                                                                   27,427                           1,440,740
Praxair, Inc.                                                                   3,124                             185,347
Sealed Air Corp.                                                                1,804                             117,116
                                                                                                                2,022,566

TELECOMMUNICATION SERVICES - 0.1%
American Tower Corp. (Class A)                                                  4,485                             167,201 (a)
Leap Wireless International Inc.                                                  476                              28,308 (a)
NII Holdings Inc. (Class B)                                                     1,144                              73,719 (a,j)
                                                                                                                  269,228

UTILITIES - 0.4%
Ameren Corp.                                                                    1,515                              81,401 (j)
DTE Energy Co.                                                                  3,099                             150,023
ITC Holdings Corp.                                                              1,930                              77,007
PPL Corp.                                                                       5,455                             195,507
SCANA Corp.                                                                     3,780                             153,544
                                                                                                                  657,482

TOTAL COMMON STOCK                                                                                             81,222,672
(COST $70,233,227)

-------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCK - 0.0%*
-------------------------------------------------------------------------------------------------------------------------

KeyCorp Capital                                                                 1,200                              30,288 (a)
(COST $30,000)

TOTAL DOMESTIC EQUITY)                                                                                         81,252,960
(COST $70,263,227)


-------------------------------------------------------------------------------------------------------------------------
FOREIGN EQUITY - 28.9%
-------------------------------------------------------------------------------------------------------------------------

COMMON STOCK - 28.4%

CONSUMER DISCRETIONARY - 1.9%
Accor S.A.                                                                      1,511                             116,959 (j)
China Travel International Inv                                                 71,777                              23,719
Dogan Yayin Holding                                                             7,005                              24,628 (a)
Gafisa S.A.                                                                     2,991                              44,746 (a)
Genting Berhad                                                                  5,000                              46,769
Hyundai Motor Co.                                                                 390                              28,265 (a)
Indian Hotels Company Ltd.                                                      7,490                              26,171
Koninklijke Philips Electronics N.V.                                           22,807                             859,227
Lagardere SCA (Regd.)                                                             967                              77,783 (j)
LVMH Moet Hennessy Louis Vuitton S.A.                                           3,513                             370,362 (j)
Marui Company Ltd.                                                              1,000                              11,649 (j)
Massmart Holdings Ltd.                                                          2,047                              20,381
Prajay Engineers Syndicate Ltd.                                                 5,311                              35,339
Reed Elsevier PLC                                                              22,254                             244,123
Renault S.A.                                                                      358                              42,959
Sekisui Chemical Company Ltd.                                                  42,999                             342,462
Shenzhou International Group, Holdings Ltd.                                    25,000                              10,286
Toyota Motor Corp.                                                             13,916                             929,641
Urbi Desarrollos Urbanos S.A. de C.V.                                          13,955                              50,268 (a)
                                                                                                                3,305,737

CONSUMER STAPLES - 2.0%
Bajaj Hindusthan Ltd.                                                           4,393                              21,836
Carrefour S.A.                                                                  1,931                             116,978 (j)
Central European Distribution Corp.                                               492                              14,612 (a,j)
Chaoda Modern Agriculture                                                     112,000                              72,149
Cosan S.A. Industria e Comercio                                                 2,100                              43,967 (a)
Diageo PLC                                                                     24,794                             486,466
Fomento Economico Mexicano S.A. de C.V. ADR
(Series B)                                                                        435                              50,356 (j)
IOI Corp Bhd                                                                   11,000                              57,370
Metro AG                                                                        3,151                             200,731
Nestle S.A. (Regd.)                                                             2,361                             837,481
Seven & I Holdings Company Ltd.                                                11,400                             353,993
Shinsegae Company Ltd.                                                             50                              31,183 (a)
Shiseido Company Ltd.                                                          22,000                             476,354 (j)
Tesco PLC                                                                      64,213                             508,353
Tiger Brands Ltd.                                                               1,937                              46,978
Uni-President Enterprises Corp.                                                40,000                              39,896
                                                                                                                3,358,703

ENERGY - 2.8%
Acergy S.A.                                                                    24,116                             464,786 (a)
BG Group, PLC                                                                  21,832                             296,109
CAT Oil AG                                                                      2,010                              52,930 (a)
Centurion Energy International Inc.                                             3,163                              32,426 (a)
China Petroleum & Chemical Corp.                                              422,000                             390,678
China Shenhua Energy Company Ltd.                                              13,000                              31,291
EnCana Corp.                                                                    1,341                              61,836
ENI S.p.A.                                                                      5,068                             170,281 (j)
LUKOIL ADR                                                                        981                              85,739
Nexen, Inc.                                                                     2,566                             141,130
OAO Gazprom ADR                                                                 4,179                             192,234 (h)
Paladin Resources Ltd.                                                         34,534                             242,255 (a)
PetroChina Company Ltd.                                                        30,000                              42,509
Petroleo Brasileiro S.A. ADR                                                    8,659                             803,209 (h)
Reliance Industries Ltd. GDR                                                      606                              34,845 (b)
Saipem S.p.A.                                                                  33,063                             860,635 (j)
Sasol Ltd.                                                                      1,400                              51,385
Sibir Energy Plc                                                                1,072                               9,022 (a)
TMK OAO GDR                                                                     3,197                             111,895 (a,b,j)
Total S.A.                                                                      9,383                             676,179 (j)
                                                                                                                4,751,374

FINANCIALS - 8.1%
Akbank TAS                                                                      4,366                              26,507
Allianz AG (Regd.)                                                              2,073                             423,046
Amata Corp.                                                                    71,359                              24,280
AXA S.A.                                                                       10,429                             421,780 (j)
Banca Intesa S.p.A.                                                            71,578                             552,160
Banco do Brasil S.A.                                                              665                              19,934
Banco Santander Central Hispano S.A. (Regd.)                                   35,407                             660,189
Bank of Yokohama Ltd.                                                          41,704                             326,198
BNP Paribas                                                                     7,473                             814,456 (j)
Capital Securities Corp.                                                      106,704                              46,009
CapitaLand Ltd.                                                                99,000                             400,052
China Vanke Company Ltd.                                                       31,700                              60,855
Credit Agricole S.A.                                                            6,207                             260,770 (j)
Credit Suisse Group, (Regd.)                                                   10,506                             733,707
Cyrela Brazil Realty S.A.                                                       2,700                              25,786
Emaar Properties                                                               10,644                              35,357
Hongkong Land Holdings Ltd.                                                    58,999                             234,816
Hung Poo Real Estate Development Corp.                                         64,000                              75,618
ICICI Bank Ltd. ADR                                                            11,382                             475,085 (h)
ING Groep N.V.                                                                 10,593                             469,201
Jardine Matheson Holdings Ltd.                                                  8,907                             190,610
Kookmin Bank                                                                    6,982                             562,314 (a)
Lloyds TSB Group, PLC                                                          36,949                             413,279
Mitsubishi Estate Company Ltd.                                                 32,982                             852,541
Mitsubishi UFJ Financial Group, Inc.                                               75                             925,265
Mitsui Sumitomo Insurance Company Ltd.                                         26,000                             284,101
Nomura Holdings, Inc.                                                          50,599                             953,336 (j)
Ping An Insurance Group                                                        12,000                              66,270
Plaza Centers N.V.                                                              7,564                              28,942 (a)
Prudential PLC                                                                 38,031                             520,654
PT Bank Niaga                                                                 541,402                              55,383
Reliance Capital Ltd. ADR                                                       1,469                              20,148 (a,b)
Royal Bank of Scotland Group, PLC                                              23,823                             929,240
Samsung Fire & Marine Insurance Company Ltd.                                      210                              36,468
Siam Commercial Bank PCL                                                       25,400                              40,401
Standard Bank Group, Ltd.                                                       3,525                              47,245
State Bank of India Ltd. GDR                                                      503                              37,423
Sumitomo Realty & Development Company Ltd.                                     11,000                             352,650
Sun Hung Kai Properties Ltd.                                                   26,248                             301,722
Swiss Reinsurance                                                               3,702                             314,186
UniCredito Italiano S.p.A.                                                     95,293                             834,370
                                                                                                               13,852,354

HEALTHCARE - 1.7%
Angiotech Pharmaceuticals, Inc.                                                10,623                              87,268 (a,h,j)
GlaxoSmithKline PLC                                                            20,633                             542,732
Hikma Pharmaceuticals PLC                                                       1,659                              11,859
Novartis AG (Regd.)                                                            12,915                             743,245
Richter Gedeon Nyrt                                                               222                              50,584
Roche Holding AG                                                                6,053                           1,083,461
Sanofi-Aventis                                                                  1,377                             127,014 (j)
Smith & Nephew PLC ADR                                                          2,949                             154,321 (j)
Teva Pharmaceutical Industries Ltd. ADR                                           917                              28,500 (j)
Yuhan Corp.                                                                       125                              23,925 (a)
Zentiva N.V.                                                                      484                              29,448
                                                                                                                2,882,357

INDUSTRIALS - 3.6%
ABB Ltd. (Regd.)                                                               35,994                             644,277
Adecco S.A. (Regd.)                                                             3,787                             258,268
Air China Ltd.                                                                 42,000                              22,736
Alstom                                                                            169                              22,887 (a)
Asahi Glass Company Ltd.                                                       28,003                             336,069 (j)
Barloworld Ltd.                                                                 1,182                              27,493
Brambles Ltd.                                                                  12,674                             128,167 (a)
Canadian National Railway Co.                                                  11,091                             477,208
China Communications Construction Company Ltd.                                 54,898                              54,212 (a)
Chiyoda Corp.                                                                  20,369                             398,303 (j)
Doosan Heavy Industries and Construction
Company Ltd.                                                                    1,230                              58,524 (a)
East Japan Railway Co.                                                             69                             460,367
Empresas ICA Sociedad Controladora S.A. de C.V.                                11,219                              42,278 (a)
Enka Insaat ve Sanayi AS                                                        3,947                              42,075
Fraser and Neave Ltd.                                                           7,000                              20,531
Grasim Industries Ltd.                                                            430                              27,154
Group 4 Securicor PLC                                                          57,777                             212,587
Group 4 Securicor PLC                                                          59,345                             218,354
Grupo Aeroportuario del Sureste S.A. de C.V.
ADR (Series B)                                                                    888                              37,713 (j)
Jaiprakash Associates Ltd.                                                      3,345                              54,800
Komatsu Ltd.                                                                   18,811                             381,256 (j)
Kubota Corp.                                                                   10,000                              92,485
Larsen & Toubro Ltd.                                                              550                              17,981
Malaysia International Shipping Corp. BHD                                       8,933                              22,535
Mitsubishi Heavy Industries Ltd.                                               16,000                              72,645
Orascom Construction Industries                                                 6,447                             311,422
Orkla ASA                                                                       2,677                             151,771
Sandvik AB                                                                     35,212                             511,997
Shanghai Electric Group, Company Ltd.                                         114,000                              47,639
Siemens AG (Regd.)                                                              4,487                             444,587
SMC Corp.                                                                       1,497                             212,071
Smiths Group, PLC                                                              15,457                             299,945
United Tractors Tbk PT                                                         69,500                              50,617
                                                                                                                6,160,954

INFORMATION TECHNOLOGY - 2.3%
ASM Pacific Technology                                                          4,500                              25,054
Delta Electronics Inc.                                                         12,809                              41,275
HON HAI Precision Industry Company Ltd.                                        19,400                             138,423
Hoya Corp.                                                                     13,800                             537,384
MediaTek Inc.                                                                   8,600                              88,943
Mettler Toledo International Inc.                                               1,843                             145,321 (a)
Nidec Corp.                                                                     8,058                             622,161 (j)
Nokia OYJ                                                                      36,478                             744,615
Samsung Electronics Company Ltd.                                                1,030                             678,914
Taiwan Semiconductor Manufacturing Company Ltd.                               246,030                             509,652
Taiwan Semiconductor Manufacturing Company
Ltd. ADR                                                                        1,660                              18,144 (j)
Telefonaktiebolaget LM Ericsson (Series B)                                     85,941                             347,255
Unimicron Technology Corp.                                                     31,990                              44,129
                                                                                                                3,941,270

MATERIALS - 2.7%
Aluminum Corporation of China Ltd.                                             10,000                               9,283
BASF AG                                                                         2,322                             226,122
Bayer AG                                                                        6,173                             330,974
BHP Billiton PLC                                                               49,241                             900,597
Evraz Group, S.A. GDR                                                           1,296                              33,294 (b)
Good Fellow Group Ltd.                                                        278,000                              38,247 (a)
Harmony Gold Mining Company Ltd. ADR                                            3,160                              49,770 (a,j)
Holcim Ltd. (Regd.)                                                             2,475                             226,475
Israel Chemicals Ltd.                                                          10,117                              63,255
Linde AG                                                                        4,129                             426,103
Makhteshim-Agan Industries Ltd.                                                 6,206                              35,211
MMC Norilsk Nickel ADR                                                            235                              37,130
Polyus Gold Company ZAO ADR                                                       442                              21,525 (a,j)
POSCO                                                                             180                              59,806
Potash Corp of Saskatchewan                                                     4,359                             625,486
Rio Tinto PLC (Regd.)                                                           8,464                             450,245
Syngenta AG (Regd)                                                              1,645                             305,498
Tata Steel Ltd.                                                                 4,513                              49,453
Toray Industries Inc.                                                          96,999                             726,139 (j)
Vedanta Resources PLC                                                           1,213                              28,987
                                                                                                                4,643,600

TELECOMMUNICATION SERVICES - 2.1%
America Movil S.A. de C.V. ADR (Series L)                                       9,128                             412,768 (h)
Bharti Airtel Ltd.                                                              3,594                              51,088 (a)
Egyptian Company for Mobile Services                                            1,252                              39,459
France Telecom S.A.                                                             1,619                              44,726 (j)
Hellenic Telecommunications Organization S.A.                                   5,327                             159,877
Mobile Telesystems OJSC ADR                                                     1,434                              71,973
MTN Group, Ltd.                                                                32,132                             388,733
Orascom Telecom Holding SAE                                                       447                              29,548
Orascom Telecom Holding SAE GDR                                                   343                              22,638
Philippine Long Distance Telephone Co.                                            703                              36,577
Singapore Telecommunications Ltd.                                             314,020                             671,307
Telekomunikasi Indonesia Tbk PT (Series B)                                     51,000                              57,275
Telenor ASA                                                                    36,401                             685,477 (j)
Turkcell Iletisim Hizmet  ADR                                                   1,043                              13,955
Vodafone Group, PLC                                                           179,715                             497,697
Vodafone Group, PLC ADR                                                        10,868                             301,913
                                                                                                                3,485,011

UTILITIES - 1.2%
CEZ                                                                               600                              27,480
E.ON AG                                                                         5,420                             734,935
First Philippine Holdings Corp.                                                23,000                              29,565
Korea Electric Power Corp.                                                        670                              30,546 (a)
National Grid PLC                                                              10,604                             152,954
Perusahaan Gas Negara                                                          19,000                              24,507
RWE AG                                                                          1,793                             197,422
Suez S.A.                                                                       4,381                             226,632
Veolia Environnement                                                            9,080                             699,243 (j)
                                                                                                                2,123,284

TOTAL COMMON STOCK                                                                                             48,504,644
(COST $36,164,744)

-------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCK - 0.5%
-------------------------------------------------------------------------------------------------------------------------

All America Latina Logistica S.A.                                               7,000                              72,689
Cia Vale do Rio Doce                                                            3,960                             101,068
Cia Vale do Rio Doce ADR                                                       28,057                             736,496 (h)
Petroleo Brasileiro S.A.                                                        1,100                              25,658

TOTAL PREFERRED STOCK                                                                                             935,911
(COST $672,854)

TOTAL FOREIGN EQUITY                                                                                           49,440,555
(COST $36,937,598)

                                                                            PRINCIPAL
                                                                               AMOUNT                              VALUE
-------------------------------------------------------------------------------------------------------------------------
BONDS AND NOTES - 21.4%
-------------------------------------------------------------------------------------------------------------------------

U.S. TREASURIES - 4.3%
U.S. Treasury Bonds
4.50%                                          02/15/36                   $   718,000                         $   683,335
U.S. Treasury Inflation Indexed Bonds
2.00%                                          01/15/16                       213,494                             206,253 (h,p)
3.50%                                          01/15/11                       411,573                             428,423 (h,p)
U.S. Treasury Notes
4.63%                                          11/30/08 - 11/15/16          6,051,000                           6,031,295
                                                                                                                7,349,306

AGENCY MORTGAGE BACKED - 4.5%
Federal Home Loan Mortgage Corp.
4.50%                                          06/01/33 - 02/01/35            107,175                             100,448 (h)
5.00%                                          07/01/35 - 10/01/35            222,833                             215,052 (h)
5.50%                                          05/01/20                        13,991                              13,974 (h)
6.00%                                          04/01/17 - 05/01/35            275,469                             278,274 (h)
6.50%                                          01/01/27 - 08/01/36            247,145                             252,269 (h)
7.00%                                          10/01/16 - 08/01/36             67,866                              69,715 (h)
7.50%                                          11/01/09 - 09/01/33             32,173                              33,408 (h)
8.00%                                          04/01/30 - 11/01/30              4,482                               4,711 (h)
9.00%                                          04/01/16 - 06/01/21              5,835                               6,218 (h)
Federal National Mortgage Assoc.
4.00%                                          05/01/19 - 06/01/19             95,592                              90,060 (h)
4.50%                                          05/01/18 - 02/01/35            608,852                             583,594 (h)
5.00%                                          06/01/20 - 08/01/35            502,308                             486,926 (h)
5.50%                                          03/01/14 - 08/01/35            401,819                             401,280 (h)
6.00%                                          07/01/14 - 08/01/35            532,121                             536,299 (h)
6.50%                                          01/01/15 - 02/01/35            824,521                             841,700 (h)
7.00%                                          10/01/16 - 06/01/36            200,569                             206,287 (h)
7.50%                                          12/01/09 - 03/01/34             86,995                              90,282 (h)
8.00%                                          12/01/11 - 11/01/33             45,157                              47,214 (h)
8.50%                                          07/01/30 - 05/01/31              3,456                               3,714 (h)
9.00%                                          06/01/09 - 12/01/22             38,764                              40,501 (h)
5.00%                                          TBA                            642,000                             625,173 (c)
5.50%                                          TBA                          1,440,000                           1,424,230 (c)
6.50%                                          TBA                            360,000                             366,750 (c)
Government National Mortgage Assoc.
4.50%                                          08/15/33 - 09/15/34            197,516                             187,563 (h)
5.00%                                          08/15/33                        38,636                              37,680 (h)
6.00%                                          04/15/30 - 09/15/36            100,332                             101,799 (h)
6.50%                                          02/15/24 - 08/15/36            209,816                             215,436 (h)
7.00%                                          03/15/12 - 09/15/36             99,052                             102,060 (h)
8.00%                                          09/15/29 - 06/15/30                558                                 586 (h)
8.50%                                          10/15/17                        53,690                              57,197 (h)
9.00%                                          11/15/16 - 12/15/21             63,749                              68,518 (h)
5.50%                                          TBA                            120,000                             119,400 (c)
                                                                                                                7,608,318

AGENCY COLLATERALIZED MORTGAGE
OBLIGATIONS - 1.4%
Collateralized Mortgage Obligation Trust
(Class B)
6.00%                                          11/01/18                        $2,108                              $1,779 (d,h,f)
Federal Home Loan Mortgage Corp.
1.30%                                          10/15/18                       133,425                               7,348 (g,h,i)
1.80%                                          12/15/30                       298,725                              13,723 (g,h,i)
2.43%                                          09/15/36                       143,149                              11,989 (g,i)
3.20%                                          10/15/33                        54,485                              42,211 (h,i)
3.94%                                          12/15/33                        35,255                              29,068 (h,i)
4.00%                                          02/15/21                        97,819                              14,153 (g)
4.50%                                          04/15/13 - 11/15/13             98,752                               4,459 (g,h)
4.50%                                          10/15/16 - 12/15/20            569,753                             168,202 (g,h)
5.00%                                          12/15/13 - 02/15/35          2,342,945                             916,467 (g,h)
5.50%                                          04/15/17 - 10/15/34            274,052                             103,326 (g,h)
7.50%                                          01/15/16 - 07/15/27             29,012                              17,542 (g,h)
8.00%                                          04/15/20 - 07/01/24              6,682                               2,073 (g,h)
18.20%                                         09/25/43                       446,133                               4,352 (d,g,i)
Federal Home Loan Mortgage STRIPS
5.94%                                          08/01/27                         1,246                               1,011 (d,h,f)
Federal National Mortgage Assoc STRIPS
(Class 1)
4.23%                                          11/01/34                       185,205                             140,746 (d,h,f)
Federal National Mortgage Assoc STRIPS
(Class 2)
7.50%                                          11/01/23                        38,935                               9,837 (g,h)
8.00%                                          08/01/23 - 07/01/24             12,629                               2,778 (g,h)
8.50%                                          03/01/17 - 07/25/22              5,020                               1,052 (g,h)
9.00%                                          05/25/22                         2,215                                 564 (g,h)
Federal National Mortgage Assoc.
1.19%                                          12/25/42                       211,257                               4,291 (g,h,i)
1.65%                                          10/25/29                        75,310                               4,352 (g,h,i)
1.85%                                          06/25/36 - 08/25/36            800,315                              57,621 (g,i)
1.85%                                          12/25/36                       353,489                              23,362 (g,i)
2.25%                                          09/25/42                       284,018                              15,443 (g,h,i)
2.30%                                          04/25/17 - 10/25/17            167,411                              10,308 (g,h,i)
2.35%                                          08/25/16                        50,393                               2,318 (g,h,i)
3.50%                                          09/25/31                        59,911                              54,985 (h,i)
4.50%                                          05/25/18 - 12/25/19             73,349                              33,307 (g,h)
4.75%                                          11/25/14                        27,720                               1,721 (g,h)
5.00%                                          08/25/17 - 03/25/35            112,654                              51,122 (g,h)
5.50%                                          07/25/34 - 02/25/35            154,321                             154,460 (h)
5.75%                                          02/25/35                        80,125                              80,878 (h)
6.00%                                          12/25/34                        64,100                              65,155 (h)
6.50%                                          12/25/34                        30,614                              31,150 (h)
8.00%                                          07/25/14                        21,826                              22,118 (h)
Federal National Mortgage Assoc. (Class 1)
4.24%                                          01/25/36                       134,582                             101,484 (d,f)
Federal National Mortgage Assoc. (Class S)
1.75%                                          02/25/31                        85,947                               4,126 (g,h,i)
Federal National Mortgage Assoc. REMIC
1.88%                                          01/25/37                       390,000                              25,167 (g,i)
4.50%                                          11/25/13                        82,512                               3,171 (g,h)
4.84%                                          03/25/31                        81,706                              80,182 (h,i)
5.00%                                          10/25/22                        47,120                               7,046 (g,h)
Federal National Mortgage Assoc. REMIC
(Class B)
5.11%                                          12/25/22                         2,147                               1,778 (d,h,f)
Federal National Mortgage Assoc. REMIC
(Class J)
1080.91%                                       03/25/22                            10                                 111 (g,h)
Federal National Mortgage Assoc. REMIC
(Class K)
1008.00%                                       05/25/22                            12                                 340 (g,h)
Government National Mortgage Assoc.
5.00%                                          02/16/34                        26,665                              24,722 (h)
                                                                                                                2,353,398

ASSET BACKED - 0.3%
Bank One Issuance Trust
3.59%                                          05/17/10                        19,230                              18,994 (h)
Bank One Issuance Trust (Class A)
5.38%                                          10/15/09                        96,000                              96,008 (h,i)
Bear Stearns Asset Backed Securities Inc.
(Class A)
5.72%                                          01/25/34                         8,643                               8,672 (h,i)
Capital One Master Trust (Class C)
6.70%                                          06/15/11                        64,000                              65,263 (b,h)
Carmax Auto Owner Trust
4.35%                                          03/15/10                        44,000                              43,434 (h)
Chase Funding Mortgage Loan Asset-Backed
Certificates
5.85%                                          03/25/32                        18,034                              18,042 (h,i)
Citibank Credit Card Issuance Trust
4.45%                                          04/07/10                        40,000                              39,506 (h)
Countrywide Home Equity Loan Trust (Class A)
5.58%                                          07/15/27                        18,609                              18,611 (h,i)
Fleet Home Equity Loan Trust (Class A)
5.60%                                          01/20/33                        22,952                              22,980 (h,i)
Honda Auto Receivables Owner Trust (Class A)
4.15%                                          10/15/10                        48,716                              47,987 (h)
Mid-State Trust
7.54%                                          07/01/35                         7,329                               7,820 (h)
Peco Energy Transition Trust
6.52%                                          12/31/10                        29,000                              30,284 (h)
Residential Asset Mortgage Products, Inc.
5.59%                                          03/25/34                         8,477                               8,482 (h,i)
Residential Asset Securities Corp.
5.60%                                          07/25/32                         8,647                               8,649 (h,i)
Residential Asset Securities Corp. (Class A)
4.16%                                          07/25/30                        62,176                              61,347 (h,i)
Volkswagen Auto Lease Trust (Class A)
3.94%                                          10/20/10                        29,000                              28,702 (h)
Wells Fargo Home Equity Trust
3.97%                                          05/25/34                        26,000                              25,443 (h,i)
                                                                                                                  550,224

CORPORATE NOTES - 7.5%
Abbey National PLC
7.95%                                          10/26/29                        58,000                              73,145 (h)
Abbott Laboratories
5.88%                                          05/15/16                        25,000                              25,781 (h)
Allied Waste North America Inc. (Series B)
7.13%                                          05/15/16                       200,000                             198,000
Allied World Assurance Holdings Ltd.
7.50%                                          08/01/16                        30,000                              32,214
Allstate Life Global Funding Trusts
3.85%                                          01/25/08                        47,000                              46,291 (h)
Altria Group, Inc.
7.20%                                          02/01/07                        35,000                              35,028 (h)
American Electric Power Company, Inc.
(Series D)
5.25%                                          06/01/15                        64,000                              62,075 (h)
American Express Travel Related Services
Company Inc.
5.25%                                          11/21/11                        65,000                              64,952 (b)
American General Corp.
7.50%                                          08/11/10                        35,000                              37,484 (h)
Appalachian Power Co. (Series G)
3.60%                                          05/15/08                        19,000                              18,550 (h)
Appalachian Power Co. (Series K)
5.00%                                          06/01/17                        38,000                              35,634 (h)
Arizona Public Service Co.
6.25%                                          08/01/16                        90,000                              91,917 (h)
AT&T, Inc.
4.13%                                          09/15/09                       126,000                             122,373 (h)
5.88%                                          08/15/12                        38,000                              38,781 (h)
AvalonBay Communities, Inc. (REIT)
5.75%                                          09/15/16                        60,000                              60,198 (h)
BAC CAP TRUST V
5.63%                                          03/08/35                        58,000                              54,983 (h)
Banco BMG S.A.
9.15%                                          01/15/16                       100,000                             101,350 (b,h)
Banco Mercantil del Norte S.A.
5.88%                                          02/17/14                       115,000                             115,805 (b,h,i)
6.86%                                          10/13/21                        85,000                              85,915 (b)
Banco Santander Chile
5.38%                                          12/09/14                        61,000                              60,059 (b,h)
Bank of America Corp.
5.75%                                          08/15/16                        70,000                              71,477 (h)
Bear Stearns Companies, Inc.
5.55%                                          01/22/17                        30,000                              29,945
BellSouth Corp.
4.20%                                          09/15/09                        50,000                              48,666 (h)
6.55%                                          06/15/34                        11,000                              11,270 (h)
BJ Services Co.
5.75%                                          06/01/11                        90,000                              90,720 (h)
BNP US Funding LLC (Series A)
7.74%                                          12/31/49                        29,000                              29,518 (b,h,i)
Boyd Gaming Corp.
7.13%                                          02/01/16                        51,000                              50,745 (h)
Bristol-Myers Squibb Co.
5.88%                                          11/15/36                        30,000                              29,646
British Telecommunications PLC
8.63%                                          12/15/10                        35,000                              39,074 (h)
Burlington Northern Santa Fe Corp.
8.13%                                          04/15/20                        96,000                             114,872 (h)
Cablevision Systems Corp.
8.00%                                          04/15/12                        90,000                              88,425 (h)
Cadbury Schweppes US Finance LLC
3.88%                                          10/01/08                        54,000                              52,590 (b,h)
Campbell Soup Co.
5.50%                                          03/15/07                        54,000                              54,011 (h)
Capital One Bank
6.50%                                          06/13/13                        29,000                              30,565 (h)
Capital One Financial Corp.
8.75%                                          02/01/07                        58,000                              58,142 (h)
Carolina Power & Light Co.
5.15%                                          04/01/15                        26,000                              25,388 (h)
5.70%                                          04/01/35                        13,000                              12,704 (h)
6.13%                                          09/15/33                        38,000                              39,321 (h)
CBS Corp.
5.63%                                          05/01/07                        10,000                              10,005 (h)
Chaoda Modern Agriculture
7.75%                                          02/08/10                        40,000                              40,000 (b)
CIT Group, Inc.
5.13%                                          09/30/14                        50,000                              48,598
Citigroup, Inc.
5.00%                                          03/06/07                        45,000                              44,968 (h)
5.10%                                          09/29/11                        15,000                              14,935
5.85%                                          12/11/34                        55,000                              55,916
Clear Channel Communications, Inc.
4.63%                                          01/15/08                        51,000                              50,512 (h)
Comcast Cable Communications Holdings, Inc.
9.46%                                          11/15/22                        19,000                              24,596 (h)
Comcast Cable Communications, Inc.
6.88%                                          06/15/09                       105,000                             108,665
Commonwealth Bank of Australia
6.02%                                          03/29/49                        85,000                              85,996 (b,h,i)
Commonwealth Edison Co.
5.40%                                          12/15/11                        40,000                              39,756
ConocoPhillips Canada Funding Co.
5.95%                                          10/15/36                        50,000                              50,770
Constellation Brands, Inc.
7.25%                                          09/01/16                       200,000                             205,500
Consumers Energy Co.
5.15%                                          02/15/17                        38,000                              36,254 (h)
Corp Andina de Fomento
5.75%                                          01/12/17                        65,000                              65,372 (h)
Cosan S.A. Industria e Comercio
8.25%                                          02/28/49                       100,000                              97,250 (b,h)
Cosipa Commercial Ltd.
8.25%                                          06/14/16                       100,000                             111,000 (b,h)
Countrywide Home Loans, Inc.
5.63%                                          05/15/07                        54,000                              54,041 (h)
CRH America, Inc.
6.00%                                          09/30/16                        60,000                              60,564 (h)
Crown Americas LLC and Crown Americas
Capital Corp.
7.75%                                          11/15/15                       138,000                             143,175 (h)
CSX Transportation, Inc.
9.75%                                          06/15/20                         5,000                               6,681 (h)
DaimlerChrysler NA Holding Corp.
4.05%                                          06/04/08                        38,000                              37,249 (h)
4.75%                                          01/15/08                        38,000                              37,670 (h)
5.88%                                          03/15/11                        60,000                              60,267
DBS Bank Ltd.
5.00%                                          11/15/19                        27,000                              26,166 (b,h,i)
7.88%                                          08/10/09                        50,000                              53,114 (b)
Delhaize America, Inc.
8.13%                                          04/15/11                        40,000                              43,150 (h)
Detroit Edison Co.
6.13%                                          10/01/10                        50,000                              51,089
Detroit Edison Co. (Series B)
5.45%                                          02/15/35                        61,000                              56,738 (h)
Devon OEI Operating Inc.
4.38%                                          10/01/07                        32,000                              31,749 (h)
Diageo Capital PLC
5.50%                                          09/30/16                        90,000                              88,857 (h)
Dominion Resources, Inc.
5.69%                                          05/15/08                        57,700                              57,783 (h,k)
Dominion Resources, Inc. (Series B)
6.30%                                          09/30/66                        65,000                              65,304 (i)
Dover Corp.
6.50%                                          02/15/11                        30,000                              31,268
6.65%                                          06/01/28                        20,000                              22,094
Duke Capital LLC
5.67%                                          08/15/14                        32,000                              31,927 (h)
Duke Energy Corp.
5.38%                                          01/01/09                        15,000                              14,969
Echostar DBS Corp.
7.00%                                          10/01/13                       160,000                             159,800
EI Du Pont de Nemours & Co.
4.88%                                          04/30/14                        30,000                              28,959
El Paso Corp.
7.63%                                          09/01/08                        85,000                              87,550 (h)
El Paso Electric Co.
6.00%                                          05/15/35                        61,000                              58,906 (h)
El Paso Production Holding Co.
7.75%                                          06/01/13                       135,000                             141,244 (h)
Embarq Corp.
7.08%                                          06/01/16                        90,000                              91,648 (h)
Empresa Energetica de Sergipe and Sociedade
Anonima de Eletrificaao da Paraiba
10.50%                                         07/19/13                        60,000                              63,900 (b,h)
Enterprise Products Operating LP
4.00%                                          10/15/07                        27,000                              26,670 (h)
EOP Operating LP
7.00%                                          07/15/11                        77,000                              83,339 (h)
7.75%                                          11/15/07                       109,000                             111,247 (h)
FirstEnergy Corp. (Series B)
6.45%                                          11/15/11                        13,000                              13,557 (h)
FPL Group Capital, Inc. (Series B)
5.55%                                          02/16/08                        76,900                              76,999 (h)
6.21%                                          11/22/16                       100,000                             100,700 (b)
Georgia Gulf Corp.
9.50%                                          10/15/14                       140,000                             136,500 (b)
Georgia Power Co.
4.88%                                          07/15/07                        74,000                              73,771 (h)
Goldman Sachs Group, Inc.
5.75%                                          10/01/16                        60,000                              60,913
Greater Bay Bancorp
5.25%                                          03/31/08                       107,000                             106,688 (h)
GS Caltex Corp.
5.50%                                          10/15/15                        58,000                              57,367 (b,h)
GTE Corp.
6.94%                                          04/15/28                        67,000                              69,736 (h)
7.51%                                          04/01/09                        38,000                              39,642 (h)
Halliburton Co.
8.75%                                          02/15/21                        74,000                              92,696 (h)
Harrah's Operating Company Inc.
5.75%                                          10/01/17                        40,000                              33,512 (h)
Home Depot, Inc.
5.25%                                          12/16/13                        50,000                              49,628
5.40%                                          03/01/16                        65,000                              63,553
Host Hotels & Resorts LP (Series R)
6.88%                                          11/01/14                        15,000                              15,188 (b)
9.55%                                          12/31/49                        48,000                              54,079 (b,h,i)
HSBC Finance Corp.
5.25%                                          01/15/14                       100,000                              99,145
6.50%                                          11/15/08                        83,000                              84,821 (h)
Hydro Quebec
8.05%                                          07/07/24                        40,000                              51,751
8.50%                                          12/01/29                        25,000                              34,828
IBM Canada Credit Services Co.
3.75%                                          11/30/07                        32,000                              31,463 (b,h)
Idearc Inc.
8.00%                                          11/15/16                        85,000                              86,275 (b)
IIRSA Norte Finance Ltd.
8.75%                                          05/30/24                       100,000                             117,250 (b,h)
Indiana Michigan Power Company (Series H)
6.05%                                          03/15/37                        20,000                              19,648
ING Capital Funding TR III
8.44%                                          12/29/49                        19,000                              21,028 (h,i)
ING Groep N.V.
5.78%                                          12/29/49                       128,000                             127,472 (h,i)
International Business Machines Corp.
3.80%                                          02/01/08                        38,000                              37,402 (h)
IPSCO, Inc.
8.75%                                          06/01/13                        35,000                              37,494
iStar Financial, Inc. (REIT)
4.88%                                          01/15/09                        19,000                              18,724 (h)
7.00%                                          03/15/08                        32,000                              32,537 (h)
JBS S.A.
10.50%                                         08/04/16                       100,000                             106,500 (b,h)
JP Morgan Chase & Co.
7.00%                                          11/15/09                        60,000                              62,748
5.88%                                          06/13/16                        45,000                              46,349
Kansas Gas & Electric
5.65%                                          03/29/21                        32,000                              31,274 (h)
Kimco Realty Corp. (REIT)
4.82%                                          06/01/14                        38,000                              36,247 (h)
Kraft Foods, Inc.
5.25%                                          06/01/07                        35,000                              34,973 (h)
Landsbanki Islands
6.10%                                          08/25/11                       100,000                             101,667 (b,h)
Lehman Brothers Holdings, Inc.
5.75%                                          07/18/11                        25,000                              25,497
MacDermid, Inc.
9.13%                                          07/15/11                       100,000                             104,000 (h)
Majestic Star Casino LLC
9.50%                                          10/15/10                       100,000                             105,000
Markel Corp.
7.35%                                          08/15/34                        20,000                              21,584
Mediacom LLC
9.50%                                          01/15/13                       135,000                             139,050 (h)
Merck & Company, Inc.
5.75%                                          11/15/36                         5,000                               4,946
Merrill Lynch & Company, Inc.
6.05%                                          05/16/16                       100,000                             103,726 (h)
Metropolitan Life Global Funding I
4.25%                                          07/30/09                        60,000                              58,563 (b)
MGM Mirage
5.88%                                          02/27/14                        70,000                              64,750 (h)
Midamerican Energy Holdings Co.
3.50%                                          05/15/08                        38,000                              37,046 (h)
6.13%                                          04/01/36                        50,000                              50,403
Mohegan Tribal Gaming Authority
8.00%                                          04/01/12                        90,000                              93,713 (h)
Motorola, Inc.
4.61%                                          11/16/07                        35,250                              35,014 (h)
MUFG Capital Finance 1 Ltd.
6.35%                                          07/25/49                       100,000                             101,582 (h,i)
Munich Re America Corp. (Series B)
7.45%                                          12/15/26                        30,000                              34,411
NAK Naftogaz Ukrainy
8.13%                                          09/30/09                       100,000                              97,618
National Power Corp.
9.63%                                          05/15/28                        75,000                              90,954 (h)
Nelnet, Inc.
5.13%                                          06/01/10                        71,000                              69,462 (h)
Nevada Power Co. (Series N)
6.65%                                          04/01/36                        35,000                              36,359
New Cingular Wireless Services Inc.
8.75%                                          03/01/31                        64,000                              82,940 (h)
News America, Inc.
7.25%                                          05/18/18                        32,000                              34,918 (h)
Nisource Finance Corp.
5.45%                                          09/15/20                        90,000                              83,786 (h)
7.88%                                          11/15/10                        15,000                              16,162
Norfolk Southern Corp.
6.00%                                          04/30/08                        35,000                              35,276 (h)
Norfolk Southern Railway Co.
9.75%                                          06/15/20                        17,000                              22,905 (h)
Northeast Utilities (Series B)
3.30%                                          06/01/08                        22,000                              21,361 (h)
NorthWestern Corp.
5.88%                                          11/01/14                        88,000                              86,463 (h)
Ohio Power Co. (Series E)
6.60%                                          02/15/33                        22,000                              23,397 (h)
ONEOK Partners LP
5.90%                                          04/01/12                        55,000                              55,606 (h)
Pacific Gas & Electric Co.
6.05%                                          03/01/34                        29,000                              29,270 (h)
PanAmSat Corp.
9.00%                                          08/15/14                       112,000                             118,300 (h)
Pemex Finance Ltd.
9.03%                                          02/15/11                        65,450                              69,770 (h)
Pemex Project Funding Master Trust
6.13%                                          08/15/08                       103,000                             103,706 (h)
7.38%                                          12/15/14                        29,000                              31,867 (h)
Pepco Holdings, Inc.
5.50%                                          08/15/07                        11,000                              10,991 (h)
5.99%                                          06/01/10                        38,000                              38,051 (h,i)
Petrobras International Finance Co.
6.13%                                          10/06/16                        60,000                              60,600 (h)
Pioneer Natural Resources Co.
6.88%                                          05/01/18                       135,000                             130,531 (h)
Popular North America, Inc.
4.25%                                          04/01/08                        70,000                              68,853 (h)
Procter & Gamble - ESOP (Series A)
9.36%                                          01/01/21                       123,077                             153,808 (h)
Prudential Financial, Inc.
5.70%                                          12/14/36                        50,000                              48,809
Prudential Holdings LLC (Series C)
8.70%                                          12/18/23                       100,000                             122,275 (b,h)
Public Service Company of Colorado
7.88%                                          10/01/12                        50,000                              55,951
Puget Sound Energy, Inc.
3.36%                                          06/01/08                        22,000                              21,389 (h)
5.48%                                          06/01/35                        38,000                              34,711 (h)
6.27%                                          03/15/37                        35,000                              35,543 (h)
Rabobank Capital Funding II
5.26%                                          12/31/49                        33,000                              32,272 (b,h,i)
Rabobank Capital Funding Trust
5.25%                                          12/29/49                        60,000                              57,849 (b,h,i)
Reichhold Industries, Inc.
9.00%                                          08/15/14                        85,000                              83,300 (b)
Resona Bank Ltd.
5.85%                                          09/29/49                       100,000                              97,646 (b,h,i)
Roseton Danskammer (Series B)
7.67%                                          11/08/16                       135,000                             139,894 (h)
Rouse Company LP (REIT)
6.75%                                          05/01/13                        90,000                              90,383 (b,h)
Royal Bank of Scotland Group PLC
5.00%                                          10/01/14                        20,000                              19,492
RSHB Capital S.A.
7.18%                                          05/16/13                       100,000                             105,375 (b,h)
Simon Property Group, L.P. (REIT)
4.60%                                          06/15/10                        38,000                              37,062 (h)
4.88%                                          08/15/10                        10,000                               9,828 (h)
SLM Corp.
4.00%                                          01/15/10                        45,000                              43,424
Smith International, Inc.
6.00%                                          06/15/16                        55,000                              55,949 (h)
Southern Copper Corp.
7.50%                                          07/27/35                       200,000                             216,857 (h)
Standard Chartered Bank Hong Kong Ltd.
4.38%                                          12/03/14                        70,000                              68,012 (i)
Station Casinos Inc.
7.75%                                          08/15/16                        35,000                              35,263 (h)
Stewart Enterprises, Inc.
6.25%                                          02/15/13                       122,000                             117,425 (h)
Sunoco, Inc.
5.75%                                          01/15/17                        50,000                              48,915
Telecom Italia Capital S.A.
4.88%                                          10/01/10                        80,000                              77,762
5.98%                                          07/18/11                        15,000                              14,978 (h,i)
7.20%                                          07/18/36                        30,000                              31,207
Telefonos de Mexico S.A. de C.V.
4.50%                                          11/19/08                       103,000                             101,142 (h)
The Kroger Co.
6.80%                                          12/15/18                        38,000                              39,824 (h)
The Thomson Corp.
5.50%                                          08/15/35                        38,000                              34,883 (h)
Time Warner, Inc.
6.88%                                          05/01/12                         6,000                               6,344 (h)
Tronox Worldwide LLC
9.50%                                          12/01/12                        90,000                              94,725
TXU Electric Delivery Co.
6.38%                                          05/01/12                        42,000                              43,179 (h)
Union Pacific Railroad Co.
5.87%                                          07/02/30                        60,000                              61,582 (h)
United Overseas Bank Ltd.
4.50%                                          07/02/13                       120,000                             114,101 (b,h)
Vale Overseas Ltd.
8.25%                                          01/17/34                        75,000                              88,841 (h)
Valero Energy Corp.
3.50%                                          04/01/09                        19,000                              18,246 (h)
VTB Capital S.A.
6.12%                                          09/21/07                        60,000                              60,000 (b,h,i)
Wachovia Corp.
5.63%                                          10/15/16                        50,000                              50,373
Wal-Mart Stores, Inc.
5.25%                                          09/01/35                        50,000                              46,048
Wells Fargo & Co.
5.25%                                          12/01/07                        19,000                              18,987 (h)
Westar Energy, Inc.
5.15%                                          01/01/17                        26,000                              24,698 (h)
7.13%                                          08/01/09                        19,000                              19,639 (h)
Westfield Capital Corporation Ltd.
4.38%                                          11/15/10                        54,000                              52,084 (b,h)
Weyerhaeuser Co.
6.13%                                          03/15/07                        10,000                              10,007 (h)
7.38%                                          03/15/32                        20,000                              20,856
Williams Partners LP
7.25%                                          02/01/17                        50,000                              51,000 (b)
Wisconsin Electric Power
3.50%                                          12/01/07                        45,000                              44,228 (h)
Wyeth
4.38%                                          03/01/08                        50,000                              49,452 (h)
6.95%                                          03/15/11                        60,000                              63,724
                                                                                                               12,786,723

NON-AGENCY COLLATERALIZED MORTGAGE
OBLIGATIONS - 2.6%
Banc of America Funding Corp.
5.75%                                          03/20/36                        31,967                              31,795 (h,i)
5.87%                                          02/20/36                        63,974                              63,934 (h,i)
Banc of America Mortgage Securities (Class B)
5.38%                                          01/25/36                        31,942                              31,237 (h,i)
Bank of America Alternative Loan Trust
6.50%                                          07/25/35                        51,062                              51,698 (h)
Bear Stearns Commercial Mortgage Securities
5.41%                                          03/11/39                        35,000                              35,328 (h,i)
5.48%                                          10/12/41                        79,000                              79,644 (i)
5.53%                                          10/12/41                        79,000                              79,941 (i)
6.02%                                          02/14/31                        96,000                              97,047 (h)
CalSTRS Trust
4.13%                                          11/20/12                       107,000                             105,790 (b,h)
Countrywide Alternative Loan Trust
6.00%                                          03/25/36                        19,989                              17,303 (h)
Countrywide Alternative Loan Trust (Class B)
6.00%                                          05/25/36 - 08/25/36             34,864                              30,840 (h)
Countrywide Home Loan Mortgage Pass Through
Trust (Class M)
5.50%                                          12/25/35                        25,657                              24,899 (h)
Credit Suisse Mortgage Capital Certificates
(Class C)
5.65%                                          02/25/36                        24,760                              24,125 (h,i)
Crusade Global Trust (Class A)
5.55%                                          09/18/34                        21,675                              21,724 (h,i)
CS First Boston Mortgage Securities Corp.
5.22%                                          07/15/37                       835,509                              22,019 (b,d,h,i)
5.25%                                          08/25/34                        24,334                              24,096
5.33%                                          10/25/35                        39,633                              37,918 (h,i)
DLJ Commercial Mortgage Corp.
6.24%                                          11/12/31                       253,890                             256,883 (h)
First Union-Lehman Brothers-Bank of America
6.56%                                          11/18/35                        24,392                              24,628 (h)
GMAC Commercial Mortgage Securities, Inc.
6.42%                                          05/15/35                       317,406                             321,033 (h)
6.47%                                          04/15/34                        50,000                              51,993 (h)
GMAC Commercial Mortgage Securities, Inc.
(Class X)
5.12%                                          12/10/41                     1,387,294                              31,172 (d,h,i)
Greenwich Capital Commercial Funding Corp.
5.12%                                          04/10/37                        62,818                              62,595 (h)
Impac CMB Trust (Class A)
6.11%                                          12/25/33                        36,335                              36,349 (h,i)
Indymac INDA Mortgage Loan Trust
5.16%                                          01/25/36                        63,927                              61,930 (h,i)
Indymac INDA Mortgage Loan Trust (Class B)
5.16%                                          01/25/36                        63,927                              63,320 (h,i)
Indymac Index Mortgage Loan Trust
5.38%                                          06/25/35                        42,708                              41,987 (h,i)
JP Morgan Chase Commercial Mortgage
Securities Corp.
1.12%                                          01/12/39                     1,211,628                              41,122 (b,h,i)
6.47%                                          11/15/35                        45,511                              47,692 (h)
JP Morgan Mortgage Trust
5.41%                                          11/25/35                       139,632                             137,789 (h,i)
LB-UBS Commercial Mortgage Trust
4.06%                                          09/15/27                       101,278                              98,636 (h,i)
4.51%                                          12/15/29                        53,203                              51,567 (h)
4.53%                                          01/15/36                       559,561                              36,962 (b,d,h)
5.06%                                          01/18/12                     1,121,574                              29,868 (d,h,i)
5.26%                                          09/15/39                        50,000                              50,060 (h)
6.31%                                          10/15/35                       467,514                              19,476 (b,d,h,i)
7.34%                                          02/15/40                       889,168                              18,983 (b,d,h,i)
7.67%                                          03/15/36                       920,663                              26,045 (b,d,h,i)
LB-UBS Commercial Mortgage Trust (Class B)
6.65%                                          07/14/16                        28,000                              29,587 (b,h)
LB-UBS Commercial Mortgage Trust (Class X)
7.65%                                          12/15/39                       794,738                              13,787 (b,d,h,i)
Master Alternative Loans Trust
5.00%                                          08/25/18                        69,200                              10,704 (g,h)
6.50%                                          08/25/34 - 05/25/35            119,699                             121,369 (h)
Master Alternative Loans Trust (Class 3)
6.50%                                          01/25/35                        49,154                              49,845 (h)
Merrill Lynch Mortgage Trust (Class A)
5.62%                                          05/12/39                        80,000                              81,311 (h,i)
MLCC Mortgage Investors, Inc.
5.39%                                          02/25/36                        49,996                              49,230 (h,i)
Morgan Stanley Capital I
5.28%                                          12/15/43                        31,000                              31,030 (i)
5.33%                                          12/15/43                        31,000                              30,922 (i)
5.39%                                          11/12/41                        88,000                              87,848 (i)
5.71%                                          07/20/44                       100,000                             102,137 (h)
7.11%                                          04/15/33                        76,279                              79,248 (h)
Morgan Stanley Dean Witter Capital I
7.20%                                          10/15/33                        25,000                              26,280 (h)
Morgan Stanley Dean Witter Capital I
(Class A)
6.39%                                          10/15/35                        58,331                              60,989 (h)
6.54%                                          02/15/31                        32,110                              32,844 (h)
Nomura Asset Securities Corp. (Class A)
6.59%                                          03/15/30                       156,345                             158,247 (h)
Puma Finance Ltd. (Class A)
5.53%                                          03/25/34                        66,465                              66,529 (h,i)
5.56%                                          10/11/34                        36,436                              36,475 (h,i)
Residential Accredit Loans, Inc.
6.00%                                          01/25/36                       158,464                             154,971 (h)
Residential Asset Securitization Trust
(Class A)
5.50%                                          05/25/35                       280,718                             280,705 (h,i)
Structured Asset Securities Corp. (Class X)
2.15%                                          02/25/28                        60,161                               2,594 (i)
Wachovia Bank Commercial Mortgage Trust
5.51%                                          03/15/45                        53,000                              53,445 (h)
5.68%                                          05/15/43                        83,000                              84,264 (h,i)
Wachovia Bank Commercial Mortgage Trust
(Class A)
5.77%                                          07/15/45                        80,000                              82,341 (h)
Wells Fargo Mortgage Backed Securities Trust
5.00%                                          11/25/20                        71,560                              70,559 (h)
5.35%                                          10/25/36                       103,830                             103,238 (h,i)
5.50%                                          01/25/36                        63,999                              61,144 (h)
Wells Fargo Mortgage Backed Securities Trust
(Class B)
5.50%                                          03/25/36                       253,410                             244,826 (h)
                                                                                                                4,495,897

SOVEREIGN BONDS - 0.5%
Government of Argentina
7.00%                                          03/28/11 - 09/12/13            210,000                             207,270
Government of Bahamas
6.63%                                          05/15/33                        26,000                              29,009 (b,h)
Government of Colombia
7.38%                                          09/18/37                       100,000                             107,350 (h)
8.13%                                          05/21/24                        65,000                              75,075 (h)
Government of Manitoba Canada
4.90%                                          12/06/16                        35,000                              34,501
Government of Philippine
7.75%                                          01/14/31                       100,000                             113,500
Government of Turkey
7.38%                                          02/05/25                       100,000                             102,500 (h)
Government of Uruguay
8.00%                                          11/18/22                       100,000                             113,500 (h)
Government of Venezuela
7.65%                                          04/21/25                        40,000                              43,600
                                                                                                                  826,305

TOTAL BONDS AND NOTES                                                                                          35,970,171
(COST $36,557,819)

                                                                           NUMBER OF
                                                                              SHARES                              VALUE
-------------------------------------------------------------------------------------------------------------------------
EXCHANGE TRADED FUNDS - 1.2%
-------------------------------------------------------------------------------------------------------------------------

Financial Select Sector SPDR Fund                                              11,593                             425,927 (j,q)
Industrial Select Sector SPDR Fund                                             45,937                           1,608,254 (h,j,q)

TOTAL EXCHANGE TRADED FUNDS                                                                                     2,034,181
(COST $1,584,462)

TOTAL INVESTMENTS IN SECURITIES                                                                               168,697,867
(COST $145,243,106)

                                                                           NUMBER OF
                                                                              SHARES                              VALUE
-------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 12.7%
--------------------------------------------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS - 2.9%
GEI Short Term Investment Fund
5.56%                                                                       4,930,153                          $4,930,153 (d,l)

SHORT-TERM SECURITIES PURCHASED WITH
COLLATERAL FROM SECURITIES ON LOAN - 9.8%

State Street Navigator Securities Lending Prime Portfolio
5.33%                                                                      16,827,803                          16,827,803 (d,e)

TOTAL SHORT-TERM INVESTMENTS                                                                                   21,757,956
(COST $21,757,956)

TOTAL INVESTMENTS                                                                                             190,455,823
(COST $167,001,062)

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (11.4)%                                                          (19,526,492)
                                                                                                           --------------
NET ASSETS  - 100.0%                                                                                       $  170,929,331
                                                                                                           ==============

-------------------------------------------------------------------------------------------------------------------------
OTHER INFORMATION
-------------------------------------------------------------------------------------------------------------------------

The GE Strategic Investment Fund had the following long futures contracts open at December 31, 2006 (unaudited):

                                                                         NUMBER OF      CURRENT NOTIONAL          UNREALIZED
DESCRIPTION                                       EXPIRATION DATE        CONTRACTS           VALUE         APPRECIATON/DEPRECIATION
-----------------------------------------------------------------------------------------------------------------------------------
Long Gilt Futures                                     March 2007              2            $  423,253               $ (2,946)
U.S. Treasury Notes 2 Yr. Futures                     March 2007             27             2,901,656                (23,465)
U.S. Treasury Notes 10 Yr. Futures                    March 2007              5             1,020,156                 (4,076)

The GE Strategic Investment Fund had the following short futures contracts open at December 31, 2006 (unaudited):

                                                                         NUMBER OF      CURRENT NOTIONAL          UNREALIZED
DESCRIPTION                                       EXPIRATION DATE        CONTRACTS           VALUE         APPRECIATON/DEPRECIATION
-----------------------------------------------------------------------------------------------------------------------------------
Euro Bund Future                                     March 2007              3            $(459,009)               $  7,469
S&P 500 Index Futures                                March 2007              1             (357,100)                  2,025
                                                                                                                   --------
                                                                                                                   $(20,993)
                                                                                                                   ========

The GE Strategic Investment Fund had the following forward foreign currency contracts open at December 31, 2006 (unaudited):

                                                                                                                  UNREALIZED
CURRENCY BOUGHT                                CURRENCY SOLD                             SETTLEMENT DATE         DEPRECIATION
-----------------------------------------------------------------------------------------------------------------------------------
113,200 EUR                                     148,642 USD                             January 16, 2007           $    762
112,068 USD                                     84,900 EUR                              January 16, 2007                 15
16,018,069 JPY                                  135,840 USD                             January 16, 2007             (1,085)
                                                                                                                   --------
                                                                                                                   $   (308)
                                                                                                                   ========

GE GOVERNMENT SECURITIES FUND

SCHEDULE OF INVESTMENTS - DECEMBER 31, 2006 (UNAUDITED)


                                                                            PRINCIPAL
                                                                               AMOUNT                                 VALUE
----------------------------------------------------------------------------------------------------------------------------
BONDS AND NOTES - 91.4%
----------------------------------------------------------------------------------------------------------------------------

U.S. TREASURIES - 84.3%
U.S. Treasury Bonds
4.50%                                      02/15/36                       $12,170,000                          $  11,582,432 (j)
U.S. Treasury Inflation Indexed Bonds
2.00%                                      01/15/16                         1,204,718                              1,163,854 (h,p)
3.50%                                      01/15/11                         2,289,736                              2,383,478 (h,p)
U.S. Treasury Notes
3.13%                                      05/15/07                         1,000,000                                992,970 (h)
4.63%                                      11/30/08 - 11/15/09             93,300,000                             92,962,135 (h,j)
4.88%                                      02/15/12                           500,000                                504,645 (h)
                                                                                                                 109,589,514

FEDERAL AGENCIES - 5.2%
Federal Home Loan Mortgage Corp.
2.88%                                      05/15/07                         6,800,000                              6,744,172 (h)

AGENCY MORTGAGE BACKED - 1.4%
Federal Home Loan Mortgage Corp.
6.50%                                      04/01/31                             3,495                                  3,581 (h)
7.00%                                      12/01/26 - 02/01/30                  3,934                                  4,063 (h)
7.50%                                      09/01/09 - 02/01/12                347,681                                356,314 (h)
Federal National Mortgage Assoc.
6.00%                                      06/01/35                            82,017                                 82,591 (h)
7.50%                                      12/01/23                            88,777                                 93,033 (h)
9.00%                                      07/01/21 - 05/01/21                 35,879                                 37,743 (h)
5.00%                                      TBA                                158,000                                155,284 (c)
5.50%                                      TBA                                714,000                                705,521 (c)
Government National Mortgage Assoc.
8.50%                                      10/15/22 - 03/15/23                 29,066                                 31,320 (h)
9.00%                                      07/15/16                           331,626                                356,432 (h)
                                                                                                                   1,825,882

ASSET BACKED - 0.3%
Accredited Mortgage Loan Trust (Class A)
5.65%                                      07/25/34                           341,139                                342,303 (h,i)

NON-AGENCY COLLATERALIZED MORTGAGE
OBLIGATIONS - 0.2%
Morgan Stanley Dean Witter Capital I
(Class A)
6.54%                                      02/15/31                           250,471                                256,190 (h)

TOTAL BONDS AND NOTES                                                                                            118,758,061
 (COST $119,626,050)

                                                                        PRINCIPAL
                                                                          AMOUNT                               VALUE
----------------------------------------------------------------------------------------------------------------------------
SECURITIES PURCHASED WITH COLLATERAL FROM
SECURITIES ON LOAN - 21.1%
----------------------------------------------------------------------------------------------------------------------------

ASSET BACKED - 11.5%
Bank One Issuance Trust (Class A)
5.38%                                      10/15/09                         1,000,000                              1,000,080 (i)
Bear Stearns Asset Backed Securities Inc.
(Class A)
5.72%                                      01/25/34                             5,612                                  5,631 (i)
Capital Auto Receivables Asset Trust
(Class A)
5.41%                                      04/15/08                           419,752                                419,783 (i)
Chase Credit Card Master Trust (Class A)
5.39%                                      09/15/09                         1,000,000                              1,000,211 (i)
Countrywide Home Equity Loan Trust
(Class A)
5.59%                                      05/15/28                           897,064                                897,136 (i)
First Franklin Mortgage Loan Asset Backed
Certificates (Class M)
5.80%                                      03/25/35                         2,556,000                              2,570,174 (i)
First USA Credit Card Master Trust
(Class A)
5.50%                                      05/17/10                         1,000,000                              1,001,247 (i)
Gracechurch Card Funding PLC (Class A)
5.38%                                      02/17/09                         2,000,000                              2,000,000 (i)
Long Beach Mortgage Loan Trust
5.47%                                      09/25/35                            66,236                                 66,231 (i)
Option One Mortgage Loan Trust (Class A)
5.77%                                      02/25/33                           394,643                                395,043 (i)
Providian Gateway Master Trust (Class A)
5.71%                                      07/15/11                           800,000                                803,500 (b,i)
Residential Asset Mortgage Products, Inc.
5.68%                                      12/25/33                            22,202                                 22,223 (i)
Residential Asset Securities Corp.
(Class A)
5.67%                                      11/25/33                         1,131,922                              1,132,848 (i)
Saxon Asset Securities Trust
5.58%                                      05/25/35                           825,042                                825,496 (i)
Structured Asset Securities Corp.
5.55%                                      02/25/35                           833,243                                833,948 (i)
Superior Wholesale Inventory Financing
Trust (Class A)
5.53%                                      06/15/10                         2,000,000                              2,006,628 (i)
                                                                                                                  14,980,179

CORPORATE NOTES - 3.1%
Countrywide Financial Corp.
5.52%                                      09/02/08                         2,000,000                              2,001,198 (i)
Prudential Financial, Inc.
5.51%                                      06/13/08                         2,000,000                              2,004,984 (i)
                                                                                                                   4,006,182

NON-AGENCY COLLATERALIZED MORTGAGE
OBLIGATIONS - 6.5%
Banc of America Large Loan
5.56%                                      03/15/22                         1,500,000                              1,500,628 (b,i)
Bear Stearns Commercial Mortgage
Securities (Class C)
5.73%                                      08/03/14                         2,890,000                              2,890,000 (b,i)
Crusade Global Trust (Class A)
5.55%                                      09/18/34                           544,005                                545,214 (i)
Granite Master Issuer PLC
5.45%                                      12/20/24                         2,000,000                              2,000,874 (i)
Impac CMB Trust
5.68%                                      08/25/33                           581,320                                581,489 (i)
Impac CMB Trust (Class A)
6.11%                                      12/25/33                           111,516                                111,558 (i)
Lehman Brothers Floating Rate Commercial
Mortgage Trust
5.52%                                      10/15/17                           186,356                                186,364 (b,i)
Residential Accredit Loans, Inc.
5.65%                                      03/25/34                           401,549                                402,126 (i)
Thornburg Mortgage Securities Trust
(Class A)
5.69%                                      04/25/43                           260,306                                260,555 (i)
                                                                                                                   8,478,808

TOTAL SECURITIES PURCHASED WITH
COLLATERAL FROM SECURITIES ON LOAN                                                                                27,465,169
 (COST $27,462,132)

TOTAL INVESTMENTS IN SECURITIES                                                                                  146,223,230
 (COST $147,088,182)

                                                                            NUMBER OF
                                                                               SHARES                                  VALUE
----------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 17.6%
----------------------------------------------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS - 3.7%
GEI Short Term Investment Fund
5.56%                                                                       4,797,039                             $4,797,039 (d,l)

SHORT-TERM SECURITIES PURCHASED WITH
COLLATERAL FROM SECURITIES ON LOAN - 11.8%

GEI Short Term Investment Fund
5.56%                                                                      15,343,218                             15,343,218 (d,l)


                                                                            PRINCIPAL
                                                                               AMOUNT
-------------------------------------------------------------------------------------
COMMERCIAL PAPER - 2.1%
Ciesco L P
5.28%                                      01/05/07                        $2,700,000                              2,698,416 (h)

TOTAL SHORT-TERM INVESTMENTS                                                                                      22,838,673
 (COST $22,838,673)

TOTAL INVESTMENTS                                                                                                169,061,903
 (COST $169,926,855)

LIABILITIES IN EXCESS OF OTHER ASSETS,
NET - (30.1)%                                                                                                    (39,139,134)
                                                                                                               -------------
NET ASSETS - 100%                                                                                              $ 129,922,769
                                                                                                               =============


----------------------------------------------------------------------------------------------------------------------------
OTHER INFORMATION
----------------------------------------------------------------------------------------------------------------------------

The GE Government Securities Fund had the following long futures contracts open at December 31, 2006(unaudited):

                                                                                                                UNREALIZED
                                                                         NUMBER OF          CURRENT           APPRECIATION/
DESCRIPTION                                     EXPIRATION DATE         CONTRACTS        NOTIONAL VALUE        DEPRECIATION
----------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes 2 Yr. Futures                  March 2007                95            $19,382,969           $(77,449)
U.S. Treasury Notes 5 Yr. Futures                  March 2007                40              4,202,500            (35,785)
U.S. Treasury Notes 10 Yr. Futures                 March 2007                63              6,770,531            (59,048)
Long Gilt Futures                                  March 2007                 4                846,507             (5,892)



The GE Government Securities Fund had the following short futures contracts open at December 31, 2006(unaudited):

                                                                                                                UNREALIZED
                                                                        NUMBER OF           CURRENT           APPRECIATION/
DESCRIPTION                                     EXPIRATION DATE         CONTRACTS        NOTIONAL VALUE        DEPRECIATION
----------------------------------------------------------------------------------------------------------------------------
Euro Burn Futures                                 March 2007                5              $(765,015)           $  12,448
                                                                                                                ---------
                                                                                                                $(165,726)
                                                                                                                =========

The GE Government Securities Fund had the following forward foreign currency contracts open at December 31, 2006 (unaudited):

                                                                                           SETTLEMENT           UNREALIZED
CURRENCY BOUGHT                                  CURRECY SOLD                                 DATE             DEPRECIATION
----------------------------------------------------------------------------------------------------------------------------
458,800 EUR                                       602,444 USD                          January 16, 2007          $  3,091
454,221 USD                                       344,100 EUR                          January 16, 2007                60
64,921,293 JPY                                    550,560 USD                          January 16, 2007            (4,396)
                                                                                                                 --------
                                                                                                                 $ (1,245)
                                                                                                                 ========

GE SHORT-TERM GOVERNMENT FUND

SCHEDULE OF INVESTMENTS - DECEMBER 31, 2006 (UNAUDITED)


                                                                                        PRINCIPAL
                                                                                           AMOUNT                      VALUE
----------------------------------------------------------------------------------------------------------------------------
BONDS AND NOTES - 88.9%
----------------------------------------------------------------------------------------------------------------------------

U.S. TREASURIES - 34.6%
U.S. Treasury Notes
4.38%                                            12/31/07                             $ 8,770,000               $  8,715,538 (h,j)
4.63%                                            11/15/09 - 10/31/11                   22,345,000                 22,275,616 (j)
4.88%                                            05/31/08                               2,000,000                  1,999,100 (j)
                                                                                                                  32,990,254

AGENCY MORTGAGE BACKED - 16.2%
Federal Home Loan Mortgage Corp.
6.00%                                            12/01/08 - 11/01/21                      712,401                    721,869 (h)
6.50%                                            05/01/13 - 05/01/36                      804,311                    819,480 (h)
7.00%                                            02/01/12 - 04/01/36                      636,666                    654,019 (h)
7.50%                                            01/01/16 - 08/01/30                      329,542                    341,961 (h)
8.00%                                            04/01/23                                   2,551                      2,669 (h)
8.50%                                            01/01/09 - 11/01/20                      193,896                    202,754 (h)
8.75%                                            08/01/08                                  20,180                     20,306 (h)
Federal National Mortgage Assoc.
4.01%                                            06/01/33                                 105,771                    103,663 (i)
4.05%                                            06/01/33                                 377,514                    373,163 (i)
4.13%                                            07/01/33                                 599,550                    592,238 (i)
4.34%                                            05/01/33                                 493,456                    493,140 (i)
4.65%                                            12/01/32                                 121,704                    123,529 (i)
5.23%                                            06/01/33                                  86,039                     88,102 (i)
5.44%                                            07/01/33                                  73,768                     74,330 (i)
5.65%                                            06/01/33                                 143,162                    144,565 (i)
6.00%                                            01/01/12 - 04/01/33                    1,083,445                  1,098,436 (h)
6.50%                                            05/01/17 - 11/01/35                    1,175,425                  1,199,480 (h)
7.00%                                            03/01/17 - 04/01/36                    1,457,181                  1,498,078 (h)
7.50%                                            06/01/11 - 05/01/34                    1,790,432                  1,858,341 (h)
8.00%                                            03/01/22 - 11/01/33                      240,899                    252,349 (h)
8.50%                                            02/01/18 - 07/01/31                      534,484                    570,464 (h)
9.00%                                            08/01/10 - 03/01/31                      694,177                    751,313 (h)
9.50%                                            09/01/21                                  83,028                     90,682 (h)
9.75%                                            02/01/21                                  99,730                    108,621 (h)
Government National Mortgage Assoc.
6.00%                                            06/15/25 - 07/15/35                      557,338                    565,527
6.50%                                            09/15/16 - 09/15/35                    1,585,159                  1,626,694
7.00%                                            12/15/18 - 05/15/32                      345,494                    356,792
7.50%                                            02/15/09 - 01/15/25                      410,726                    423,832
8.00%                                            07/15/17                                 105,733                    110,082
9.00%                                            08/15/09 - 12/15/09                      136,515                    138,804
9.50%                                            12/15/09                                  11,972                     12,358
                                                                                                                  15,417,641

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 35.8%
Federal Home Loan Mortgage Corp.
3.25%                                            07/15/23                                 590,489                    579,181 (h)
3.50%                                            11/15/13 - 05/15/26                    4,526,224                  4,445,211 (h)
4.00%                                            08/15/18 - 08/15/29                    2,116,212                  2,083,186 (h)
5.00%                                            11/15/12                                 280,878                      9,480 (g,h)
5.00%                                            12/15/20 - 11/15/22                    1,737,014                  1,728,738
5.25%                                            08/15/11                               1,836,398                  1,831,558
5.50%                                            01/15/20 - 04/15/27                    3,201,908                  3,210,007
5.75%                                            07/15/11                               1,506,321                  1,505,995
6.00%                                            11/15/23 - 03/15/26                    4,724,746                  4,748,983
6.50%                                            02/15/14                                 842,587                    117,313 (g,h)
8.00%                                            01/15/34                                 358,467                    364,949
Federal National Mortgage Assoc.
1.41%                                            07/25/44                               4,790,285                    186,540 (g,h)
4.50%                                            09/25/16 - 07/25/33                    2,490,547                  2,455,245 (h)
5.00%                                            08/25/29                                 866,271                    857,589 (h)
5.50%                                            06/25/25 - 02/25/35                    4,107,733                  4,114,902 (h)
6.00%                                            09/25/27 - 08/25/28                    3,099,660                  3,115,059 (h)
6.50%                                            12/25/34                               1,102,126                  1,121,426
15.49%                                           05/25/18                              21,887,359                     56,907 (d,g,i)
Federal National Mortgage Assoc. REMIC
5.50%                                            02/25/31                               1,652,321                  1,648,633
                                                                                                                  34,180,902

ASSET BACKED - 0.6%
CPS Auto Trust (Class A)
7.62%                                            07/16/11                                 101,520                    101,647 (b,h)
Security National Asset Sec Series Trust
(Class A)
6.36%                                            12/25/35                                 515,165                    515,165 (b,h)
                                                                                                                     616,812

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS
- 1.7%
Bank of America Alternative Loan Trust
(Class 4)
6.50%                                            06/25/35                                 360,068                    362,883 (h)
First Union National Bank Commercial Mortgage
(Class I)
1.14%                                            10/15/32                              12,560,758                    459,715 (b,h,i)
GRP/AG Real Estate Asset Trust (Class A)
4.85%                                            01/25/35                                 295,343                    295,343 (b,h)
LB Commercial Conduit Mortgage Trust (Class B)
6.36%                                            10/15/35                                 500,000                    508,136
                                                                                                                   1,626,077

TOTAL BONDS AND NOTES                                                                                             84,831,686
(COST $85,782,467)

----------------------------------------------------------------------------------------------------------------------------
SECURITIES PURCHASED WITH COLLATERAL FROM
SECURITIES ON LOAN - 21.4%
----------------------------------------------------------------------------------------------------------------------------

ASSET BACKED - 12.9%
Bear Stearns Asset Backed Securities Inc.
5.57%                                            11/25/35                               2,336,000                  2,339,866 (i)
Chase Credit Card Master Trust (Class A)
5.39%                                            09/15/09                               1,000,000                  1,000,211 (i)
Countrywide Asset-Backed Certificates
5.43%                                            06/25/35                                 922,767                    922,810 (i)
Discover Card Master Trust I (Class A)
5.37%                                            05/15/11                                 500,000                    500,228 (i)
GSAMP Trust
5.46%                                            05/25/36                               1,397,419                  1,397,419 (b,i)
5.50%                                            12/25/35                                 500,000                    500,206 (i)
Metris Master Trust (Class A)
5.45%                                            03/21/11                                 405,000                    403,337 (i)
Providian Master Note Trust (Class A)
5.38%                                            01/15/13                               2,000,000                  2,000,626 (b,i)
Residential Asset Securities Corp.
5.60%                                            01/25/36                               2,000,000                  2,004,375 (i)
Residential Asset Securities Corp. (Class A)
5.67%                                            11/25/33                                 226,384                    226,570 (i)
Superior Wholesale Inventory Financing Trust
(Class A)
5.53%                                            06/15/10                               1,000,000                  1,003,314 (i)
                                                                                                                  12,298,962

CORPORATE NOTES - 2.1%
Countrywide Financial Corp.
5.52%                                            09/02/08                               2,000,000                  2,001,198 (i)

NON-AGENCY COLLATERALIZED MORTGAGE
OBLIGATIONS - 6.4%
Banc of America Large Loan
5.56%                                            03/15/22                                 500,000                    500,209 (b,i)
Bear Stearns Commercial Mortgage Securities
(Class C)
5.73%                                            08/03/14                               2,000,000                  2,000,000 (b,i)
Crusade Global Trust (Class A)
5.55%                                            09/18/34                                 229,070                    229,579 (i)
JP Morgan Alternative Loan Trust
5.38%                                            08/25/36                               1,486,303                  1,486,514 (i)
Residential Accredit Loans, Inc.
5.53%                                            07/25/36                               1,719,767                  1,720,117 (i)
5.65%                                            03/25/34                                 166,356                    166,595 (i)
                                                                                                                   6,103,014

TOTAL SECURITIES PURCHASED WITH COLLATERAL FROM
SECURITIES  ON LOAN                                                                                               20,403,174
(COST $20,393,643)

TOTAL INVESTMENTS IN SECURITIES                                                                                  105,234,860
(COST $106,176,110)

                                                                                 NUMBER OF SHARES                      VALUE
----------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 20.1%
----------------------------------------------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS - 10.6%
GEI Short Term Investment Fund
5.56%                                                                                  10,125,990                $10,125,990 (d,l)

SHORT-TERM SECURITIES PURCHASED WITH COLLATERAL
FROM SECURITIES  ON LOAN - 9.5%
GEI Short Term Investment Fund
5.56%                                                                                   9,073,571                  9,073,571 (d,l)


TOTAL SHORT-TERM INVESTMENTS                                                                                      19,199,561
 (COST $19,199,561)

TOTAL INVESTMENTS                                                                                                124,434,421
 (COST $125,375,671)

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (30.4)%                                                             (29,022,240)
                                                                                                               -------------
NET ASSETS - 100.0%                                                                                            $  95,412,181
                                                                                                               =============


GE TAX EXEMPT FUND

SCHEDULE OF INVESTMENTS - DECEMBER 31, 2006 (UNAUDITED)


                                                                     PRINCIPAL
                                                                        AMOUNT                                  VALUE
---------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES - 96.2%
---------------------------------------------------------------------------------------------------------------------

ARIZONA - 2.0%
Maricopa County Stadium District (AMBAC
Insured)
5.38%                                     06/01/16                    $500,000                            $   538,905 (o)

ARKANSAS - 1.4%
Arkansas Housing Development Agency
8.38%                                     07/01/11                     315,000                                374,535 (m)

CALIFORNIA - 3.8%
City of San Diego CA
8.88%                                     02/01/11                     170,000                                187,922 (m)
Sacramento Municipal Utility District
6.80%                                     10/01/19                      53,000                                 62,468 (m)
9.00%                                     04/01/13                     670,000                                785,146 (m)
                                                                                                            1,035,536

COLORADO - 1.3%
City of Colorado Springs
8.50%                                     11/15/11                      70,000                                 80,037 (m)
Denver City & County CO
7.00%                                     08/01/10                     260,000                                278,036 (m)
                                                                                                              358,073

CONNECTICUT - 5.5%
City of New Haven CT (AMBAC Insured)
5.38%                                     12/01/12                   1,000,000                              1,089,150 (o)
Connecticut State Health & Educational
Facility Authority
7.00%                                     07/01/12                     395,000                                429,053 (m)
                                                                                                            1,518,203

FLORIDA - 7.5%
City of Gainesville FL
8.13%                                     10/01/14                     160,000                                179,530 (m)
County of Sarasota FL (Series A) (FGIC
Insured)
5.00%                                     10/01/24                     500,000                                534,500 (o)
Jacksonville Health Facilities Authority
11.50%                                    10/01/12                     200,000                                279,472 (m)
North Broward Hospital District
5.25%                                     01/15/12                     740,000                                778,813
State of Florida
1.00%                                     07/01/14                     235,000                                306,238 (m)
                                                                                                            2,078,553

GEORGIA - 4.2%
Columbus Medical Center Hospital
Authority
7.75%                                     07/01/10                     180,000                                194,269 (m)
Metropolitan Atlanta Rapid Transit
Authority
7.00%                                     07/01/11                     435,000                                482,006 (m)
Private Colleges & Universities
Authority (Series A)
6.00%                                     06/01/11                     450,000                                467,402
                                                                                                            1,143,677

HAWAII - 2.0%
State of Hawaii (FSA Insured)
5.75%                                     02/01/14                     500,000                                561,825 (o)

IDAHO - 2.4%
Idaho Falls ID
1.38%                                     04/01/13                     640,000                                650,560 (n)

ILLINOIS - 1.9%
Chicago Metropolitan Water Reclamation
District-Greater Chicago (Series D)
5.00%                                     12/01/10                     500,000                                524,725

INDIANA - 9.2%
Indiana Health & Educational Facilities
Finance Authority
5.00%                                     02/15/26                   1,000,000                              1,038,940
Indiana Toll Road Commission
9.00%                                     01/01/15                     580,000                                742,748 (m)
Purdue University (Series P)
5.25%                                     07/01/11                     200,000                                212,800
Richland-Bean Blossom School Building
Corp. (FGIC Insured)
5.00%                                     07/15/11                     500,000                                527,915 (m,o)
                                                                                                            2,522,403

IOWA - 2.7%
Muscatine IA
9.70%                                     01/01/13                     630,000                                739,929 (m)

MAINE - 2.0%
University of Maine (FSA Insured)
5.38%                                     03/01/12                     500,000                                540,830 (o)

MARYLAND - 2.0%
County of Prince Georges MD (FSA Insured)
5.50%                                     05/15/12                     500,000                                545,155 (o)

MASSACHUSETTS - 3.0%
Commonwealth of Massachusetts (Series A)
(FSA Insured)
5.25%                                     12/15/12                     500,000                                542,640 (o)
Massachusetts State Port Authority
13.00%                                    07/01/13                     220,000                                291,097 (m)
                                                                                                              833,737

MICHIGAN - 3.3%
Detroit MI (Series A) (FSA Insured)
5.25%                                     07/01/22                     500,000                                568,275 (o)
Michigan State Hospital Finance
Authority
9.00%                                     05/01/08                     340,000                                354,226 (m)
                                                                                                              922,501

MINNESOTA - 0.4%
Western Minnesota Municipal Power Agency
6.63%                                     01/01/16                     100,000                                116,567 (m)

MISSISSIPPI - 2.0%
State of Mississippi
5.50%                                     09/01/14                     500,000                                556,855

NEW JERSEY - 7.1%
Atlantic County Improvement Authority
(MBIA Insured)
7.40%                                     07/01/16                     175,000                                212,629 (m,o)
Atlantic County Improvement Authority
(Series A) (AMBAC Insured)
7.40%                                     03/01/12                     325,000                                355,368 (m,o)
New Jersey St. Transit Corporation
(AMBAC Insured)
5.50%                                     09/15/11                     500,000                                537,770 (o)
New Jersey State Turnpike Authority
(AMBAC Insured)
6.50%                                     01/01/16                      40,000                                 46,666 (o)
New Jersey State Turnpike Authority
(AMBAC Insured)
6.50%                                     01/01/16                     210,000                                244,843 (m,o)
New Jersey Transportation Trust Fund
Authority (Series C) (FSA Insured)
5.75%                                     12/15/12                     500,000                                553,390 (o)
                                                                                                            1,950,666

NEW YORK - 4.2%
Erie County Water Authority (Series A)
(AMBAC Insured)
6.00%                                     12/01/08                     260,000                                267,543 (m,o)
New York State Dormitory Authority
7.38%                                     07/01/16                     620,000                                738,147 (m)
New York State Dormitory Authority
(Series B)
7.50%                                     05/15/11                      75,000                                 82,637
7.50%                                     05/15/11                      55,000                                 60,696 (n)
                                                                                                            1,149,023

NORTH CAROLINA - 3.3%
City of Greensboro
5.25%                                     06/01/23                     500,000                                572,415
North Carolina Municipal Power
Agency No 1 Catawba
1.50%                                     01/01/10                     315,000                                346,865 (m)
                                                                                                              919,280

OHIO - 0.9%
Ohio State Water Development Authority
(Series I) (AMBAC Insured)
7.00%                                     12/01/09                     235,000                                246,207 (m,o)

PENNSYLVANIA - 9.7%
Allegheny County Hospital Development
Authority
7.38%                                     07/01/12                     365,000                                401,799 (m)
City of Philadelphia (MBIA Insured)
6.25%                                     08/01/12                     250,000                                281,575 (o)
City of Philadelphia (Series B) (MBIA
Insured)
7.00%                                     05/15/20                     400,000                                478,892 (m,o)
Delaware River Port Authority PA & NJ
6.50%                                     01/15/11                     180,000                                190,676 (m)
Philadelphia Authority for Industrial
Development
5.25%                                     09/01/36                     500,000                                523,720
Pittsburgh Urban Redevelopment Authority
(FGIC Insured)
7.25%                                     09/01/14                     705,000                                802,910 (m,o)
                                                                                                            2,679,572

PUERTO RICO - 1.3%
Puerto Rico Aqueduct & Sewer Authority
1.25%                                     07/01/09                     335,000                                362,557 (m)

SOUTH CAROLINA - 5.9%
Charleston Educational Excellence
Finance Corp.
5.25%                                     12/01/27                   1,000,000                              1,073,960
Grand Strand Water & Sewer Authority
(FSA Insured)
5.38%                                     06/01/13                     500,000                                541,455 (o)
                                                                                                            1,615,415

TENNESSEE - 2.0%
Tennessee Energy Acquisition Corp.
(Series A)
5.25%                                     09/01/23                     500,000                                560,855

VIRGINIA - 1.1%
Virginia Housing Development Authority
(Series D)
4.45%                                     07/01/11                     295,000                                303,561

WISCONSIN - 4.1%
State of Wisconsin (Series A)
6.60%                                     07/01/11                     525,000                                580,939 (m)
Wisconsin State Health & Educational
Facilities Authority
5.50%                                     08/15/14                     500,000                                536,135
                                                                                                            1,117,074

TOTAL INVESTMENT IN SECURITIES                                                                             26,466,779
(COST $25,890,180)

                                                                NUMBER OF SHARES
---------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 2.1%
---------------------------------------------------------------------------------------------------------------------

GEI Short Term Investment Fund
5.56%                                                                  589,972                                589,972 (d,l)
 (COST $589,972)

TOTAL INVESTMENTS                                                                                          27,056,751
(COST $26,480,152)

OTHER ASSETS AND LIABLITIES, NET - 1.7%                                                                       468,704
                                                                                                        -------------
NET ASSETS - 100.0%                                                                                     $  27,525,455
                                                                                                        =============


GE FIXED INCOME FUND

SCHEDULE OF INVESTMENTS - DECEMBER 31, 2006 (UNAUDITED)


                                                                                PRINCIPAL
                                                                                   AMOUNT                          VALUE
------------------------------------------------------------------------------------------------------------------------
BONDS AND NOTES - 95.2%
------------------------------------------------------------------------------------------------------------------------

U.S. TREASURIES - 15.8%
U.S. Treasury Bonds
4.50%                                      02/15/36                            $3,530,000                  $   3,359,572 (j)
U.S. Treasury Inflation Indexed Bonds
2.00%                                      01/15/16                               864,144                        834,832 (j,p)
3.50%                                      01/15/11                             1,640,494                      1,707,656 (j,p)
U.S. Treasury Notes
4.63%                                      11/30/08 - 11/15/16                 17,327,000                     17,269,324 (j)
                                                                                                              23,171,384

AGENCY MORTGAGE BACKED - 19.6%
Federal Home Loan Mortgage Corp.
4.50%                                      06/01/33 - 02/01/35                    369,586                        346,352 (h)
5.00%                                      07/01/35 - 10/01/35                    608,586                        587,346 (h)
5.50%                                      05/01/20                                91,925                         91,808 (h)
6.00%                                      04/01/17 - 11/01/36                  1,176,443                      1,188,585 (h)
6.50%                                      01/01/27 - 09/01/36                    915,967                        934,569 (h)
7.00%                                      10/01/16 - 08/01/36                    269,306                        276,811 (h)
7.50%                                      01/01/08 - 09/01/33                     84,738                         87,477 (h)
8.00%                                      11/01/30                                22,869                         24,086 (h)
8.50%                                      04/01/30 - 05/01/30                     47,330                         50,744 (h)
9.00%                                      12/01/16                                14,501                         15,463 (h)
9.50%                                      04/01/21                                 1,234                          1,332 (h)
Federal National Mortgage Assoc.
4.00%                                      05/01/19 - 06/01/19                    377,893                        356,026 (h)
4.50%                                      05/01/18 - 02/01/35                  1,792,771                      1,724,152 (h)
5.00%                                      06/01/20 - 10/01/35                  1,522,286                      1,477,369 (h)
5.02%                                      07/01/35                               707,901                        703,450 (i)
5.11%                                      08/01/35                               444,777                        446,060 (i)
5.50%                                      03/01/14 - 08/01/33                  1,248,473                      1,246,757 (h)
6.00%                                      09/01/14 - 07/01/35                  2,234,573                      2,252,892 (h)
6.50%                                      08/01/17 - 08/01/36                  3,368,898                      3,438,175 (h)
7.00%                                      08/01/13 - 06/01/36                    967,082                        995,354 (h)
7.50%                                      12/01/09 - 03/01/34                    338,367                        351,092 (h)
8.00%                                      12/01/12 - 11/01/33                    140,906                        148,623 (h)
8.50%                                      05/01/31                                 8,641                          9,288 (h)
9.00%                                      06/01/09 - 12/01/22                    113,143                        117,998 (h)
5.00%                                      TBA                                    596,000                        585,756 (c)
5.50%                                      TBA                                  2,888,000                      2,853,705 (c)
6.00%                                      TBA                                  3,729,000                      3,771,217 (c)
6.50%                                      TBA                                  1,511,000                      1,539,331 (c)
Government National Mortgage Assoc.
4.50%                                      08/15/33 - 09/15/34                    719,964                        683,626 (h)
6.00%                                      04/15/27 - 09/15/36                    372,777                        378,272 (h)
6.50%                                      04/15/19 - 08/15/36                    758,187                        778,513 (h)
7.00%                                      03/15/12 - 10/15/36                    378,652                        390,247 (h)
7.50%                                      01/15/23 - 10/15/33                    105,440                        109,245 (h)
8.00%                                      12/15/29 - 02/15/30                      2,192                          2,304 (h)
9.00%                                      11/15/16 - 12/15/21                     97,680                        104,989 (h)
5.50%                                      TBA                                    685,000                        681,575 (c)
                                                                                                              28,750,589

AGENCY COLLATERALIZED MORTGAGE
OBLIGATIONS - 7.0%
Collateralized Mortgage Obligation Trust
(Class B)
6.00%                                      11/01/18                                 6,551                          5,530 (d,f,h)
Federal Home Loan Mortgage Corp.
1.30%                                      10/15/18                               527,454                         29,047 (g,h,i)
1.80%                                      12/15/30                             1,265,271                         58,123 (g,h,i)
2.43%                                      09/15/36                               547,914                         45,888 (g,i)
3.20%                                      10/15/33                               246,160                        190,709 (h,i)
3.94%                                      12/15/33                               148,420                        122,372 (h,i)
4.00%                                      02/15/21                               218,293                         31,584 (g)
4.50%                                      04/15/13 - 12/15/20                  1,654,493                        202,424 (g,h)
4.50%                                      05/15/17 - 11/15/19                    434,400                        411,020 (h)
5.00%                                      12/15/13 - 12/01/34                  5,413,992                        949,163 (g,h)
5.00%                                      05/15/20 - 02/15/35                  2,946,220                      2,759,136 (h)
5.04%                                      06/15/33                               407,279                        395,244 (h,i)
5.50%                                      04/15/17 - 06/15/33                    616,406                        111,572 (g,h)
5.50%                                      10/15/34                               303,230                        304,047 (h)
7.50%                                      01/15/16                                50,591                         52,109 (h)
7.50%                                      07/15/27                                 4,655                            931 (g,h)
8.00%                                      04/15/20                                 2,199                          2,196 (h)
8.00%                                      02/01/23 - 07/01/24                     12,929                          2,741 (g,h)
18.20%                                     09/25/43                             1,976,737                         19,284 (d,g,h,i)
Federal Home Loan Mortgage STRIPS
5.94%                                      08/01/27                                 2,866                          2,324 (d,f,h)
Federal National Mortgage Assoc STRIPS
(Class 1)
4.23%                                      11/01/34                               829,094                        630,067 (d,f,h)
Federal National Mortgage Assoc STRIPS
(Class 2)
7.50%                                      11/01/23                                46,165                         11,664 (g,h)
8.00%                                      08/01/23 - 07/01/24                     26,858                          5,882 (g,h)
8.50%                                      03/01/17 - 07/25/22                     14,883                          3,116 (g,h)
9.00%                                      05/25/22                                 4,614                          1,174 (g,h)
Federal National Mortgage Assoc.
1.19%                                      12/25/42                               477,223                          9,694 (g,h,i)
1.65%                                      10/25/29                               465,811                         26,917 (g,h,i)
1.75%                                      12/25/30                               575,517                         29,008 (g,h,i)
1.85%                                      06/25/36 - 12/25/36                  4,282,725                        302,931 (g,i)
2.25%                                      09/25/42                             1,102,728                         59,961 (g,h,i)
2.30%                                      04/25/17 - 10/25/17                    982,819                         60,705 (g,h,i)
2.35%                                      08/25/16                               297,086                         13,666 (g,h,i)
2.75%                                      06/25/42                               402,277                         25,645 (g,h,i)
3.50%                                      09/25/31                               315,785                        289,822 (h,i)
4.00%                                      02/25/28                                29,836                         29,253 (h)
4.50%                                      05/25/18                               177,257                         16,093 (g,h)
4.50%                                      12/25/19                               162,900                        150,233 (h)
4.75%                                      11/25/14                               104,363                          6,479 (g,h)
5.00%                                      08/25/17 - 02/25/32                    222,253                         23,821 (g,h)
5.00%                                      03/25/35                               217,200                        202,572 (h)
5.50%                                      07/25/34 - 02/25/35                    618,507                        619,127 (h)
5.75%                                      02/25/35                               325,800                        328,862 (h)
6.00%                                      12/25/34                               235,300                        239,172 (h)
6.50%                                      12/25/34                               130,330                        132,612 (h)
8.00%                                      07/25/14                               132,743                        134,521 (h)
Federal National Mortgage Assoc. (Class 1)
4.24%                                      01/25/36                               519,765                        391,940 (d,f)
Federal National Mortgage Assoc. (Class S)
1.75%                                      02/25/31                               457,646                         21,971 (g,h,i)
Federal National Mortgage Assoc. REMIC
1.88%                                      01/25/37                             1,455,000                         93,893 (g,i)
4.50%                                      11/25/13                               320,306                         12,329 (g,h)
4.84%                                      03/25/31                               442,595                        434,340 (h,i)
5.00%                                      10/25/22                               183,317                         27,411 (g,h)
Federal National Mortgage Assoc. REMIC
(Class B)
5.11%                                      12/25/22                                 4,471                          3,703 (d,f,h)
Federal National Mortgage Assoc. REMIC
(Class J)
1080.91%                                   03/25/22                                    10                            111 (g,h)
Federal National Mortgage Assoc. REMIC
(Class K)
1008.00%                                   05/25/22                                    21                            604 (g,h)
Government National Mortgage Assoc.
5.00%                                      02/16/34                               180,540                        167,383 (h)
                                                                                                              10,202,126

ASSET BACKED - 3.3%
Accredited Mortgage Loan Trust (Class A)
5.65%                                      07/25/34                               246,985                        247,828 (h,i)
Bank One Issuance Trust
3.59%                                      05/17/10                                83,260                         82,239 (h)
Bear Stearns Asset Backed Securities Inc.
(Class A)
5.72%                                      01/25/34                                36,593                         36,715 (h,i)
Capital One Master Trust (Class C)
6.70%                                      06/15/11                               274,000                        279,406 (b,h)
Carmax Auto Owner Trust
4.35%                                      03/15/10                               173,000                        170,775 (h)
Chase Funding Mortgage Loan Asset-Backed
Certificates
5.75%                                      05/25/32                                45,000                         43,308 (h)
5.85%                                      03/25/32                                64,126                         64,153 (h,i)
Citibank Credit Card Issuance Trust
4.45%                                      04/07/10                               229,000                        226,170 (h)
CNH Equipment Trust (Class A)
5.51%                                      12/15/10                               434,508                        435,089 (b,h,i)
Countrywide Asset-Backed Certificates
(Class A)
5.62%                                      05/25/36                               150,360                        150,639 (h,i)
5.91%                                      08/25/32                                34,924                         34,931 (h,i)
Discover Card Master Trust I (Class A)
5.37%                                      05/15/11                             1,000,000                      1,000,456 (i)
5.38%                                      04/17/12                             1,000,000                      1,002,206 (i)
First Franklin Mortgage Loan Asset Backed
Certificates
5.63%                                      01/25/35                               113,246                        113,341 (h,i)
Honda Auto Receivables Owner Trust
(Class A)
4.15%                                      10/15/10                               190,412                        187,563 (h)
Mid-State Trust
7.54%                                      07/01/35                                16,054                         17,129 (h)
Peco Energy Transition Trust
6.52%                                      12/31/10                               181,000                        189,017 (h)
Residential Asset Mortgage Products, Inc.
5.59%                                      03/25/34                                12,767                         12,774 (h,i)
Residential Asset Securities Corp.
5.60%                                      07/25/32                                17,117                         17,119 (h,i)
Residential Asset Securities Corp.
(Class A)
4.16%                                      07/25/30                                99,254                         97,931 (h,i)
5.64%                                      06/25/33                                66,227                         66,222 (h,i)
5.72%                                      01/25/33                                37,617                         37,630 (h,i)
Volkswagen Auto Lease Trust (Class A)
3.94%                                      10/20/10                               116,000                        114,808 (h)
Wachovia Asset Securitization Inc.
(Class A)
5.57%                                      06/25/34                               126,419                        126,556 (h,i)
Wells Fargo Home Equity Trust
3.97%                                      05/25/34                               100,000                         97,858 (h,i)
                                                                                                               4,851,863

CORPORATE NOTES - 34.5%
Abbey National PLC
7.95%                                      10/26/29                               235,000                        296,365 (h)
Abbott Laboratories
5.88%                                      05/15/16                               150,000                        154,683 (h)
AES Panama S.A.
6.35%                                      12/21/16                               100,000                         98,135 (b)
Allied Waste North America Inc. (Series B)
7.13%                                      05/15/16                               725,000                        717,750
Allied World Assurance Holdings Ltd.
7.50%                                      08/01/16                               125,000                        134,224
Allstate Life Global Funding Trusts
3.85%                                      01/25/08                               126,000                        124,100 (h)
Altria Group, Inc.
7.20%                                      02/01/07                               116,000                        116,092 (h)
American Electric Power Company, Inc.
4.71%                                      08/16/07                               195,500                        194,541 (h,k)
American Electric Power Company, Inc.
(Series D)
5.25%                                      06/01/15                               181,000                        175,555 (h)
American Express Travel Related Services
Company Inc.
5.25%                                      11/21/11                               170,000                        169,874 (b)
American General Corp.
7.50%                                      08/11/10                               123,000                        131,728 (h)
American International Group, Inc.
6.25%                                      05/01/36                               185,000                        197,758
Appalachian Power Co. (Series G)
3.60%                                      05/15/08                               119,000                        116,183 (h)
Appalachian Power Co. (Series K)
5.00%                                      06/01/17                               145,000                        135,972 (h)
Arizona Public Service Co.
6.25%                                      08/01/16                               295,000                        301,284 (h)
AT&T, Inc.
4.13%                                      09/15/09                               475,000                        461,328 (h)
5.88%                                      08/15/12                               145,000                        147,980 (h)
AvalonBay Communities, Inc. (REIT)
5.75%                                      09/15/16                               195,000                        195,643 (h)
BAC CAP TRUST V
5.63%                                      03/08/35                               224,000                        212,347 (h)
Banco BMG S.A.
9.15%                                      01/15/16                               205,000                        207,768 (b,h)
Banco Mercantil del Norte S.A.
5.88%                                      02/17/14                               290,000                        292,030 (b,h,i)
6.86%                                      10/13/21                               285,000                        288,069 (b,h)
Banco Santander Chile
5.38%                                      12/09/14                               199,000                        195,931 (b,h)
Bank of America Corp.
5.75%                                      08/15/16                               240,000                        245,063 (h)
BellSouth Corp.
4.20%                                      09/15/09                               280,000                        272,532 (h)
6.55%                                      06/15/34                                24,000                         24,589 (h)
BJ Services Co.
5.75%                                      06/01/11                               295,000                        297,361 (h)
BNP US Funding LLC (Series A)
7.74%                                      12/31/49                               156,000                        158,789 (b,h,i)
Boyd Gaming Corp.
7.13%                                      02/01/16                               210,000                        208,950 (h)
Braskem S.A.
8.00%                                      01/26/17                               160,000                        168,600 (b,h)
Bristol-Myers Squibb Co.
5.88%                                      11/15/36                                85,000                         83,998
British Telecommunications PLC
8.63%                                      12/15/10                               120,000                        133,967 (h)
Burlington Northern Santa Fe Corp.
8.13%                                      04/15/20                               355,000                        424,787 (h)
Cablevision Systems Corp.
8.00%                                      04/15/12                               315,000                        309,488 (h)
Cadbury Schweppes US Finance LLC
3.88%                                      10/01/08                               214,000                        208,410 (b,h)
Campbell Soup Co.
5.50%                                      03/15/07                               163,000                        163,034 (h)
Cap Cana S.A.
9.63%                                      11/03/13                               100,000                        101,375 (b)
Capital One Bank
6.50%                                      06/13/13                                76,000                         80,102 (h)
Capital One Financial Corp.
8.75%                                      02/01/07                               217,000                        217,531 (h)
Carolina Power & Light Co.
5.15%                                      04/01/15                               101,000                         98,622 (h)
5.70%                                      04/01/35                                58,000                         56,681 (h)
6.13%                                      09/15/33                               239,000                        247,305 (h)
CBS Corp.
5.63%                                      05/01/07                                72,000                         72,037 (h)
CCSA Finance Ltd.
7.88%                                      05/17/16                               160,000                        171,600 (b,h)
Chaoda Modern Agriculture
7.75%                                      02/08/10                               160,000                        160,000 (b)
CIT Group, Inc.
5.13%                                      09/30/14                               185,000                        179,813
Citigroup, Inc.
5.10%                                      09/29/11                               235,000                        233,986
5.85%                                      12/11/34                               345,000                        350,744
Clarendon Alumina Production Ltd.
8.50%                                      11/16/21                               100,000                        104,250 (b)
Clear Channel Communications, Inc.
4.63%                                      01/15/08                               261,000                        258,503 (h)
CNA Financial Corp.
6.50%                                      08/15/16                               120,000                        125,180
Comcast Cable Communications Holdings,
Inc.
9.46%                                      11/15/22                                73,000                         94,501 (h)
Comcast Cable Communications, Inc.
6.88%                                      06/15/09                               400,000                        413,961
Comcast Corp.
5.88%                                      02/15/18                               115,000                        113,535
Commonwealth Bank of Australia
6.02%                                      03/29/49                               290,000                        293,399 (b,h,i)
Commonwealth Edison Co.
5.40%                                      12/15/11                               150,000                        149,087
ConocoPhillips Canada Funding Co.
5.95%                                      10/15/36                               185,000                        187,850
Constellation Brands, Inc.
7.25%                                      09/01/16                               725,000                        744,938
Consumers Energy Co.
5.15%                                      02/15/17                               152,000                        145,017 (h)
Corp Andina de Fomento
5.75%                                      01/12/17                               225,000                        226,289 (h)
Cosan S.A. Industria e Comercio
8.25%                                      02/28/49                               250,000                        243,125 (b,h)
Cosipa Commercial Ltd.
8.25%                                      06/14/16                               205,000                        227,550 (b,h)
Countrywide Home Loans, Inc.
5.63%                                      05/15/07                               138,000                        138,105 (h)
CRH America, Inc.
6.00%                                      09/30/16                               195,000                        196,832 (h)
Crown Americas LLC and Crown Americas
Capital Corp.
7.75%                                      11/15/15                               550,000                        570,625 (h)
CSX Transportation, Inc.
9.75%                                      06/15/20                                82,000                        109,567 (h)
DaimlerChrysler NA Holding Corp.
4.05%                                      06/04/08                               145,000                        142,135 (h)
4.75%                                      01/15/08                               145,000                        143,741 (h)
5.88%                                      03/15/11                               195,000                        195,866
DBS Bank Ltd.
5.00%                                      11/15/19                                82,000                         79,467 (b,h,i)
7.88%                                      08/10/09                               130,000                        138,097 (b)
Delhaize America, Inc.
8.13%                                      04/15/11                               150,000                        161,813 (h)
Detroit Edison Co.
6.13%                                      10/01/10                               130,000                        132,830
Detroit Edison Co. (Series B)
5.45%                                      02/15/35                               239,000                        222,303 (h)
Deutsche Bank Capital Funding Trust VII
5.63%                                      01/19/49                                94,000                         92,376 (b,h,i)
Devon OEI Operating Inc.
4.38%                                      10/01/07                                69,000                         68,458 (h)
Diageo Capital PLC
5.50%                                      09/30/16                               295,000                        291,253 (h)
Dominion Resources, Inc.
5.69%                                      05/15/08                               213,600                        213,909 (h,k)
Dominion Resources, Inc. (Series B)
6.30%                                      09/30/66                               260,000                        261,215 (i)
Dover Corp.
6.50%                                      02/15/11                                80,000                         83,381
6.65%                                      06/01/28                                75,000                         82,852
Duke Capital LLC
5.67%                                      08/15/14                               156,000                        155,643 (h)
8.00%                                      10/01/19                                72,000                         83,704 (h)
Duke Energy Corp.
5.38%                                      01/01/09                                60,000                         59,878
Echostar DBS Corp.
7.00%                                      10/01/13                               623,000                        622,221
EI Du Pont de Nemours & Co.
4.88%                                      04/30/14                               125,000                        120,664
El Paso Corp.
7.63%                                      09/01/08                               285,000                        293,550 (h)
El Paso Electric Co.
6.00%                                      05/15/35                               217,000                        209,550 (h)
El Paso Production Holding Co.
7.75%                                      06/01/13                               480,000                        502,200 (h)
Embarq Corp.
7.08%                                      06/01/16                               295,000                        300,400 (h)
Empresa Energetica de Sergipe and
Sociedade Anonima de Eletrificaao da
Paraiba
10.50%                                     07/19/13                               205,000                        218,325 (b,h)
Enterprise Products Operating LP
4.00%                                      10/15/07                               350,000                        345,718 (h)
EOP Operating LP
7.00%                                      07/15/11                               290,000                        313,873 (h)
7.75%                                      11/15/07                               333,000                        339,866 (h)
Evraz Group S.A.
8.25%                                      11/10/15                               160,000                        164,600 (b)
Firstar Bank NA
7.13%                                      12/01/09                               250,000                        263,075
FirstEnergy Corp. (Series B)
6.45%                                      11/15/11                               235,000                        245,061 (h)
FPL Group Capital, Inc. (Series B)
5.55%                                      02/16/08                               289,600                        289,974 (h)
Gaz Capital for Gazprom
6.21%                                      11/22/16                               250,000                        251,750 (b)
Georgia Gulf Corp.
9.50%                                      10/15/14                               480,000                        468,000 (b)
Georgia Power Co.
4.88%                                      07/15/07                               214,000                        213,338 (h)
Goldman Sachs Group, Inc.
5.75%                                      10/01/16                               420,000                        426,390
Greater Bay Bancorp
5.25%                                      03/31/08                               330,000                        329,039 (h)
Greentown China Holdings Ltd.
9.00%                                      11/08/13                               100,000                        103,000 (b)
GS Caltex Corp.
5.50%                                      10/15/15                               221,000                        218,589 (b,h)
GTE Corp.
6.94%                                      04/15/28                               376,000                        391,357 (h)
7.51%                                      04/01/09                               145,000                        151,265 (h)
Halliburton Co.
8.75%                                      02/15/21                               112,000                        140,296 (h)
Harrah's Operating Company Inc.
5.75%                                      10/01/17                               140,000                        117,293 (h)
Hexion US Finance Corp.
9.75%                                      11/15/14                               325,000                        329,469 (b)
Home Depot, Inc.
5.25%                                      12/16/13                               185,000                        183,624
5.40%                                      03/01/16                               215,000                        210,213
Host Hotels & Resorts LP (Series R)
6.88%                                      11/01/14                               170,000                        172,125 (b)
9.55%                                      12/31/49                               257,000                        289,550 (b,h,i)
HSBC Finance Corp.
5.25%                                      01/15/14                               125,000                        123,931
6.50%                                      11/15/08                               322,000                        329,064 (h)
Hutchison Whampoa Finance CI Ltd.
(Series C)
7.50%                                      08/01/27                               100,000                        114,038 (b,h)
Hydro Quebec
8.05%                                      07/07/24                               190,000                        245,819
8.50%                                      12/01/29                                90,000                        125,379
IBM Canada Credit Services Co.
3.75%                                      11/30/07                               123,000                        120,938 (b,h)
Idearc Inc.
8.00%                                      11/15/16                               325,000                        329,875 (b)
IIRSA Norte Finance Ltd.
8.75%                                      05/30/24                               250,000                        293,125 (b,h)
Indiana Michigan Power Company (Series H)
6.05%                                      03/15/37                                50,000                         49,119
ING Capital Funding TR III
8.44%                                      12/29/49                                72,000                         79,686 (h,i)
ING Groep N.V.
5.78%                                      12/29/49                               440,000                        438,185 (h,i)
International Business Machines Corp.
3.80%                                      02/01/08                               145,000                        142,719 (h)
IPSCO, Inc.
8.75%                                      06/01/13                               135,000                        144,619
iStar Financial, Inc. (REIT)
4.88%                                      01/15/09                                72,000                         70,954 (h)
7.00%                                      03/15/08                               210,000                        213,521 (h)
JBS S.A.
10.50%                                     08/04/16                               160,000                        170,400 (b,h)
JP Morgan Chase & Co.
7.00%                                      11/15/09                               235,000                        245,763
JP Morgan Chase Bank
5.88%                                      06/13/16                                30,000                         30,899
Kansas Gas & Electric
5.65%                                      03/29/21                               127,000                        124,118 (h)
Kimco Realty Corp. (REIT)
4.82%                                      06/01/14                               145,000                        138,311 (h)
Kraft Foods, Inc.
5.25%                                      06/01/07                               134,000                        133,895 (h)
Landsbanki Islands
6.10%                                      08/25/11                               200,000                        203,334 (b,h)
Lehman Brothers Holdings, Inc.
5.75%                                      07/18/11                                20,000                         20,398
Lloyds TSB Group PLC
6.27%                                      12/31/49                               130,000                        129,995 (b,i)
MacDermid, Inc.
9.13%                                      07/15/11                               381,000                        396,240 (h)
Majapahit Holding BV
7.25%                                      10/17/11                               260,000                        267,475 (b)
7.75%                                      10/17/16                               215,000                        227,631 (b)
Majestic Star Casino LLC
9.50%                                      10/15/10                               405,000                        425,250
Markel Corp.
7.35%                                      08/15/34                                70,000                         75,544
Mediacom LLC
9.50%                                      01/15/13                               480,000                        494,400
Merck & Company, Inc.
5.75%                                      11/15/36                                60,000                         59,355
Merrill Lynch & Company, Inc.
6.05%                                      05/16/16                               335,000                        347,481 (h)
Metropolitan Life Global Funding I
4.25%                                      07/30/09                               155,000                        151,288 (b)
5.88%                                      02/27/14                               265,000                        245,125 (h)
Midamerican Energy Holdings Co.
3.50%                                      05/15/08                               253,000                        246,648 (h)
6.13%                                      04/01/36                               135,000                        136,087
Mohegan Tribal Gaming Authority
8.00%                                      04/01/12                               369,000                        384,221 (h)
Morgan Stanley (Series F)
6.25%                                      08/09/26                               100,000                        104,569 (h)
Motorola, Inc.
4.61%                                      11/16/07                               275,100                        273,258 (h)
MUFG Capital Finance 1 Ltd.
6.35%                                      07/25/49                               145,000                        147,294 (h,i)
Munich Re America Corp. (Series B)
7.45%                                      12/15/26                               125,000                        143,378
NAK Naftogaz Ukrainy
8.13%                                      09/30/09                               600,000                        585,708
Nakilat Inc.
6.07%                                      12/31/33                               230,000                        228,261 (b)
6.27%                                      12/31/33                               160,000                        158,525 (b)
National Power Corp.
9.63%                                      05/15/28                               260,000                        315,308 (h)
Nelnet, Inc.
5.13%                                      06/01/10                               264,000                        258,281 (h)
Nevada Power Co. (Series N)
6.65%                                      04/01/36                               135,000                        140,243
New Cingular Wireless Services Inc.
8.75%                                      03/01/31                               268,000                        347,311 (h)
News America, Inc.
7.25%                                      05/18/18                               134,000                        146,221 (h)
Nisource Finance Corp.
5.45%                                      09/15/20                               300,000                        279,285 (h)
7.88%                                      11/15/10                                40,000                         43,099
Noble Group, Ltd.
6.63%                                      03/17/15                               160,000                        145,338 (b)
Norfolk Southern Corp.
8.63%                                      05/15/10                               185,000                        202,544
Norfolk Southern Railway Co.
9.75%                                      06/15/20                               146,000                        196,711 (h)
Northeast Utilities (Series B)
3.30%                                      06/01/08                               170,000                        165,059 (h)
Northern States Power Co.
6.25%                                      06/01/36                               115,000                        122,943 (h)
NorthWestern Corp.
5.88%                                      11/01/14                               298,000                        292,796 (h)
Ohio Power Co. (Series E)
6.60%                                      02/15/33                                69,000                         73,383 (h)
ONEOK Partners LP
5.90%                                      04/01/12                               195,000                        197,149 (h)
Pacific Bell
7.13%                                      03/15/26                               140,000                        149,669 (h)
Pacific Gas & Electric Co.
6.05%                                      03/01/34                               116,000                        117,080 (h)
PanAmSat Corp.
9.00%                                      08/15/14                               431,000                        455,244 (h)
Pemex Finance Ltd.
9.03%                                      02/15/11                               257,550                        274,551 (h)
Pemex Project Funding Master Trust
6.13%                                      08/15/08                               275,000                        276,884 (h)
7.38%                                      12/15/14                               170,000                        186,806 (h)
Pepco Holdings, Inc.
5.50%                                      08/15/07                                64,000                         63,949 (h)
5.99%                                      06/01/10                               290,000                        290,388 (h,i)
Peru Enhanced Pass-Through Finance Ltd.
3.65%                                      05/31/18                               250,000                        165,625 (b,d)
Petrobras International Finance Co.
6.13%                                      10/06/16                               195,000                        196,950 (h)
Pioneer Natural Resources Co.
6.88%                                      05/01/18                               480,000                        464,110 (h)
Popular North America, Inc.
4.25%                                      04/01/08                               300,000                        295,083 (h)
Potomac Edison Co.
5.35%                                      11/15/14                               112,000                        110,315 (h)
Procter & Gamble - ESOP (Series A)
9.36%                                      01/01/21                               152,616                        190,723 (h)
Prudential Financial, Inc.
5.70%                                      12/14/36                               185,000                        180,595
Prudential Holdings LLC (Series C)
8.70%                                      12/18/23                               300,000                        366,825 (b,h)
Public Service Company of Colorado
7.88%                                      10/01/12                               200,000                        223,806
Puget Sound Energy, Inc.
3.36%                                      06/01/08                               163,000                        158,469 (h)
5.48%                                      06/01/35                               145,000                        132,448 (h)
6.27%                                      03/15/37                               120,000                        121,860 (h)
Rabobank Capital Funding II
5.26%                                      12/31/49                                62,000                         60,633 (b,h,i)
Rabobank Capital Funding Trust
5.25%                                      12/29/49                               215,000                        207,293 (b,h,i)
Ranhill Labuan Ltd.
12.50%                                     10/26/11                               165,000                        163,350 (b)
Reichhold Industries, Inc.
9.00%                                      08/15/14                               325,000                        318,500 (b)
Resona Bank Ltd.
5.85%                                      09/29/49                               100,000                         97,646 (b,h,i)
Roseton Danskammer (Series B)
7.67%                                      11/08/16                               480,000                        497,400 (h)
Rouse Company LP (REIT)
6.75%                                      05/01/13                               290,000                        291,233 (b,h)
Royal Bank of Scotland Group PLC
5.00%                                      10/01/14                                45,000                         43,857
RSHB Capital S.A.
7.18%                                      05/16/13                               260,000                        273,975 (b,h)
Simon Property Group, L.P. (REIT)
4.60%                                      06/15/10                               148,000                        144,348 (h)
4.88%                                      08/15/10                               264,000                        259,463 (h)
Skandinaviska Enskilda Banken AB
7.50%                                      03/29/49                               250,000                        262,385 (b,i)
SLM Corp.
4.00%                                      01/15/10                               185,000                        178,519
Smith International, Inc.
6.00%                                      06/15/16                               195,000                        198,366 (h)
Southern Copper Corp.
7.50%                                      07/27/35                               500,000                        542,144 (h)
Standard Chartered Bank Hong Kong Ltd.
4.38%                                      12/03/14                               210,000                        204,036 (i)
Station Casinos Inc.
7.75%                                      08/15/16                               130,000                        130,975 (h)
Stewart Enterprises, Inc.
6.25%                                      02/15/13                               467,000                        449,488 (h)
Sunoco, Inc.
5.75%                                      01/15/17                               185,000                        180,984
Telecom Italia Capital S.A.
4.88%                                      10/01/10                               310,000                        301,327
5.98%                                      07/18/11                                95,000                         94,858 (h,i)
7.20%                                      07/18/36                               125,000                        130,027
Telefonos de Mexico S.A. de C.V.
4.50%                                      11/19/08                               145,000                        142,385 (h)
The Kroger Co.
6.80%                                      12/15/18                               141,000                        147,769 (h)
The Thomson Corp.
5.50%                                      08/15/35                               145,000                        133,107 (h)
Time Warner, Inc.
6.88%                                      05/01/12                                54,000                         57,095 (h)
TNK-BP Finance S.A.
7.50%                                      07/18/16                               135,000                        143,606 (b,h)
Tronox Worldwide LLC
9.50%                                      12/01/12                               325,000                        342,063
TXU Electric Delivery Co.
6.38%                                      05/01/12                               134,000                        137,761 (h)
Union Pacific Railroad Co.
5.87%                                      07/02/30                               200,000                        205,274 (h)
United Overseas Bank Ltd.
4.50%                                      07/02/13                               385,000                        366,073 (b,h)
Vale Overseas Ltd.
8.25%                                      01/17/34                               260,000                        307,981 (h)
Valero Energy Corp.
3.50%                                      04/01/09                               235,000                        225,675 (h)
VTB Capital S.A.
5.97%                                      08/01/08                               205,000                        205,103 (b,i)
6.12%                                      09/21/07                                85,000                         85,000 (b,h,i)
Wachovia Corp.
5.63%                                      10/15/16                               125,000                        125,933
Wal-Mart Stores, Inc.
5.25%                                      09/01/35                               230,000                        211,819
Wells Fargo & Co.
5.25%                                      12/01/07                               109,000                        108,927 (h)
Westar Energy, Inc.
5.15%                                      01/01/17                               105,000                         99,742 (h)
7.13%                                      08/01/09                                80,000                         82,689 (h)
Westfield Capital Corporation Ltd.
4.38%                                      11/15/10                               217,000                        209,299 (b,h)
Weyerhaeuser Co.
6.13%                                      03/15/07                                49,000                         49,035 (h)
7.38%                                      03/15/32                                65,000                         67,782
Williams Partners LP
7.25%                                      02/01/17                               195,000                        198,900 (b)
Wisconsin Electric Power
3.50%                                      12/01/07                               192,000                        188,707 (h)
5.70%                                      12/01/36                                45,000                         44,646
Wyeth
4.38%                                      03/01/08                                50,000                         49,452 (h)
6.95%                                      03/15/11                               195,000                        207,104
                                                                                                              50,546,922

NON-AGENCY COLLATERALIZED MORTGAGE
OBLIGATIONS - 12.5%
Banc of America Commercial Mortgage Inc.
5.32%                                      10/10/11                                50,000                         50,089
Banc of America Funding Corp.
5.75%                                      03/20/36                               111,928                        111,328 (h,i)
5.87%                                      02/20/36                               189,314                        189,198 (h,i)
Banc of America Mortgage Securities
(Class B)
5.33%                                      10/25/35                                73,461                         71,080 (h,i)
5.38%                                      01/25/36                               108,236                        105,988 (h,i)
5.56%                                      02/25/36                                89,454                         88,206 (h,i)
Bank of America Alternative Loan Trust
6.50%                                      07/25/35                               158,602                        160,579 (h)
Bear Stearns Commercial Mortgage
Securities
5.41%                                      03/11/39                                93,396                         94,270 (h,i)
5.48%                                      10/12/41                               305,000                        307,486 (i)
5.53%                                      10/12/41                               305,000                        308,634 (i)
6.02%                                      02/14/31                               434,000                        438,734 (h)
CalSTRS Trust
4.13%                                      11/20/12                               433,000                        428,104 (b,h)
Citigroup Mortgage Loan Trust, Inc.
6.10%                                      08/25/36                               220,560                        220,975 (h,i)
Countrywide Alternative Loan Trust
5.98%                                      05/25/36                                39,697                         35,930 (h,i)
6.00%                                      03/25/36 - 08/25/36                    193,356                        167,867 (h)
Countrywide Alternative Loan Trust
(Class B)
6.00%                                      05/25/36 - 08/25/36                    134,465                        121,573 (h)
Countrywide Asset-Backed Certificates
5.60%                                      11/25/35                             1,255,989                      1,256,937 (h,i)
Countrywide Home Loan Mortgage Pass
Through Trust (Class M)
5.50%                                      12/25/35                               103,616                        100,555 (h)
Credit Suisse Mortgage Capital
Certificates (Class C)
5.65%                                      02/25/36                                84,186                         82,026 (h,i)
Crusade Global Trust (Class A)
5.55%                                      09/18/34                                53,224                         53,343 (h,i)
CS First Boston Mortgage Securities Corp.
1.50%                                      03/15/35                             4,720,107                        163,347 (b,h,i)
5.22%                                      07/15/37                             3,346,814                         88,202 (b,d,h,i)
5.25%                                      08/25/34                                94,400                         93,477
5.33%                                      10/25/35                               104,017                         99,516 (h,i)
6.13%                                      04/15/37                               224,440                        232,774 (h)
DLJ Commercial Mortgage Corp.
6.24%                                      11/12/31                               646,072                        653,688 (h)
First Union-Lehman Brothers-Bank of
America
6.56%                                      11/18/35                               137,754                        139,083 (h)
GMAC Commercial Mortgage Securities, Inc.
6.47%                                      04/15/34                               129,596                        134,762 (h)
GMAC Commercial Mortgage Securities, Inc.
(Class X)
5.12%                                      12/10/41                             5,459,103                        122,664 (d,h,i)
Greenwich Capital Commercial Funding Corp.
5.12%                                      04/10/37                               305,528                        304,442 (h)
Impac CMB Trust (Class A)
5.61%                                      10/25/35                             1,579,923                      1,581,616 (h,i)
Indymac INDA Mortgage Loan Trust
5.16%                                      01/25/36                                71,918                         69,671 (h,i)
Indymac INDA Mortgage Loan Trust (Class B)
5.16%                                      01/25/36                                71,918                         71,235 (h,i)
Indymac Index Mortgage Loan Trust
5.38%                                      06/25/35                               176,790                        173,806 (h,i)
JP Morgan Chase Commercial Mortgage
Securities Corp.
1.12%                                      01/12/39                             3,236,390                        109,841 (b,h,i)
6.47%                                      11/15/35                               215,752                        226,091 (h)
JP Morgan Mortgage Trust
5.41%                                      11/25/35                               340,349                        335,856 (h,i)
LB-UBS Commercial Mortgage Trust
4.06%                                      09/15/27                               503,180                        490,055 (h,i)
4.51%                                      12/15/29                               215,752                        209,117 (h)
4.53%                                      01/15/36                             1,486,130                         98,168 (b,d,h)
5.06%                                      01/18/12                             4,557,103                        121,358 (d,h,i)
6.23%                                      03/15/26                               165,796                        168,797 (h)
6.31%                                      10/15/35                             1,130,523                         47,097 (b,d,h,i)
7.34%                                      02/15/40                             3,611,045                         77,095 (b,d,h,i)
7.67%                                      03/15/36                             3,841,562                        108,675 (b,d,h,i)
LB-UBS Commercial Mortgage Trust (Class A)
6.13%                                      12/15/30                               289,600                        300,061 (h)
6.65%                                      11/15/27                             1,629,724                      1,712,532 (h)
LB-UBS Commercial Mortgage Trust (Class B)
6.65%                                      07/14/16                                66,000                         69,741 (b,h)
Master Alternative Loans Trust
5.00%                                      08/25/18                               183,703                         28,417 (g,h)
6.50%                                      08/25/34 - 05/25/35                    678,971                        688,191 (h)
Master Alternative Loans Trust (Class 3)
6.50%                                      01/25/35                               176,649                        179,133 (h)
Merrill Lynch Mortgage Trust (Class A)
5.62%                                      05/12/39                               319,000                        324,230 (h,i)
MLCC Mortgage Investors, Inc.
5.39%                                      02/25/36                                94,112                         92,671 (h,i)
Morgan Stanley Capital I
5.28%                                      12/15/43                               117,000                        117,113 (i)
5.33%                                      12/15/43                               117,000                        116,704 (i)
5.39%                                      11/12/41                               341,000                        340,411 (i)
7.11%                                      04/15/33                               511,868                        531,791 (h)
Morgan Stanley Dean Witter Capital I
7.20%                                      10/15/33                                72,000                         75,687 (h)
Morgan Stanley Dean Witter Capital I
(Class A)
6.39%                                      10/15/35                               398,200                        416,345 (h)
6.54%                                      02/15/31                                45,335                         46,370 (h)
Morgan Stanley Dean Witter Capital I
(Class X)
1.41%                                      02/01/31                               255,764                         10,600 (b,h,i)
Puma Finance Ltd. (Class A)
5.53%                                      03/25/34                               210,528                        210,729 (h,i)
5.56%                                      10/11/34                               131,981                        132,122 (h,i)
Residential Accredit Loans, Inc.
6.00%                                      01/25/36                               178,982                        175,038 (h)
6.03%                                      01/25/36                                99,682                        100,134 (h,i)
Residential Funding Mortgage Security I
5.75%                                      01/25/36                               198,212                        192,783 (h)
Structured Asset Securities Corp.
(Class X)
2.15%                                      02/25/28                               139,161                          6,001 (i)
Wachovia Bank Commercial Mortgage Trust
5.51%                                      03/15/45                                72,000                         72,605 (h)
5.68%                                      05/15/43                               329,000                        334,009 (h,i)
Wachovia Bank Commercial Mortgage Trust
(Class A)
5.77%                                      07/15/45                               310,000                        319,071 (h)
Wells Fargo Mortgage Backed Securities
Trust
5.00%                                      11/25/20                               271,926                        268,126 (h)
5.35%                                      10/25/36                               416,021                        413,648 (h,i)
5.39%                                      08/25/35                               263,756                        257,408 (h,i)
5.50%                                      01/25/36                               174,273                        167,435 (h)
Wells Fargo Mortgage Backed Securities
Trust (Class B)
5.50%                                      03/25/36                               236,582                        228,568 (h)
                                                                                                              18,241,009

SOVEREIGN BONDS - 2.5%
Government of Argentina
7.00%                                      03/28/11 - 09/12/13                    560,000                        553,945
8.28%                                      12/31/33                               177,999                        193,574 (j)
9.38%                                      09/14/18                               100,000                        103,350 (b)
Government of Bahamas
6.63%                                      05/15/33                               152,000                        169,592 (b,h)
Government of Brazil
12.50%                                     01/05/22                               590,000                        316,279
Government of Colombia
7.38%                                      09/18/37                               250,000                        268,375 (h)
8.13%                                      05/21/24                               225,000                        259,875 (h)
Government of Manitoba Canada
4.90%                                      12/06/16                               130,000                        128,146
Government of Philippine
7.75%                                      01/14/31                               250,000                        283,750 (h)
Government of Turkey
7.38%                                      02/05/25                               250,000                        256,250 (h)
Government of Ukraine
6.58%                                      11/21/16                               260,000                        260,000 (b)
Government of Uruguay
7.63%                                      03/21/36                               160,000                        176,000
8.00%                                      11/18/22                               180,000                        204,300 (h)
Government of Venezuela
7.65%                                      04/21/25                               160,000                        174,400
9.38%                                      01/13/34                               195,000                        257,400
                                                                                                               3,605,236

TOTAL BONDS AND NOTES                                                                                        139,369,129
 (COST $141,701,247)

                                                                                NUMBER OF
                                                                                   SHARES                          VALUE
------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCK - 0.1%
------------------------------------------------------------------------------------------------------------------------

KeyCorp Capital                                                                     3,400                        $85,816 (a)
 (COST $85,000)

                                                                                PRINCIPAL
                                                                                   AMOUNT                          VALUE
------------------------------------------------------------------------------------------------------------------------
SECURITIES PURCHASED WITH COLLATERAL FROM
SECURITIES ON LOAN - 16.0%
-------------------------------------------------------------------------------------------------------------------------

ASSET BACKED - 12.2%
American Express Credit Account Master
Trust (Class B)
5.46%                                      08/15/11                            $2,000,000                     $2,000,000 (b,i)
Chase Credit Card Master Trust (Class A)
5.46%                                      07/15/10                             1,289,000                      1,291,063 (i)
Countrywide Asset-Backed Certificates
5.78%                                      05/25/33                                 7,478                          7,484 (i)
Countrywide Asset-Backed Certificates
(Class 2)
5.65%                                      06/25/33                                 1,457                          1,457 (i)
Countrywide Asset-Backed Certificates
(Class A)
5.75%                                      03/25/33                               174,258                        174,386 (i)
Discover Card Master Trust I (Class A)
5.37%                                      05/15/11                             1,172,000                      1,172,535 (i)
First Franklin Mortgage Loan Asset Backed
Certificates
5.53%                                      09/25/35                             2,172,000                      2,172,780 (i)
Fleet Home Equity Loan Trust (Class A)
5.60%                                      01/20/33                               224,981                        225,253 (i)
Ford Credit Floorplan Master Owner Trust
(Class A)
5.39%                                      07/15/09                             3,620,000                      3,619,121 (i)
Gracechurch Card Funding PLC (Class A)
5.38%                                      02/17/09                             1,448,000                      1,448,000 (i)
GSAMP Trust
5.50%                                      12/25/35                               724,000                        724,298 (i)
Long Beach Mortgage Loan Trust
5.47%                                      09/25/35                                47,955                         47,952 (i)
5.63%                                      09/25/35                             4,344,000                      4,351,176 (i)
Residential Asset Mortgage Products, Inc.
5.62%                                      12/25/33                               652,735                        654,633 (i)
Residential Asset Mortgage Products, Inc.
(Class A)
5.63%                                      06/25/32                                26,813                         27,071 (i)
                                                                                                              17,917,209

CORPORATE NOTES - 0.5%
Prudential Financial, Inc.
5.51%                                      06/13/08                               724,000                        725,804 (i)

NON-AGENCY COLLATERALIZED MORTGAGE
OBLIGATIONS - 3.3%
Banc of America Large Loan
5.56%                                      03/15/22                             1,086,000                      1,086,455 (b,i)
Countrywide Asset-Backed Certificates
5.60%                                      11/25/35                             1,255,989                      1,256,937 (h,i)
Granite Mortgages PLC (Class 1)
5.55%                                      01/20/43                               232,939                        233,155 (i)
Impac CMB Trust (Class A)
6.11%                                      12/25/33                               114,873                        114,917 (i)
Interstar Millennium Trust (Class A)
5.56%                                      03/14/36                                37,890                         37,960 (i)
Lehman Brothers Floating Rate Commercial
Mortgage Trust
5.52%                                      10/15/17                               283,335                        283,348 (b,i)
MortgageIT Trust (Class 1)
5.61%                                      05/25/35                             1,365,412                      1,366,367 (i)
Thornburg Mortgage Securities Trust
(Class A)
5.69%                                      04/25/43                               188,461                        188,642 (i)
Washington Mutual Inc.
5.69%                                      01/25/45                               323,042                        323,480 (i)
                                                                                                               4,891,261

TOTAL SECURITIES PURCHASED WITH
COLLATERAL FROM SECURITIES ON LOAN                                                                            23,534,274
 (COST $23,522,821)

TOTAL INVESTMENT IN SECURITIES                                                                               162,989,219
 (COST $165,309,068)

                                                                                NUMBER OF
                                                                                   SHARES                          VALUE
------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 10.5%
------------------------------------------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS - 9.3%
GEI Short Term Investment Fund
5.56%                                                                          13,667,463                    $13,667,463 (d,l)

SHORT-TERM SECURITIES PURCHASED WITH
COLLATERAL FROM SECURITIES ON LOAN - 1.2%
GEI Short Term Investment Fund
5.56%                                                                           1,675,267                      1,675,267 (d,l)

TOTAL SHORT-TERM INVESTMENTS                                                                                  15,342,730
 (COST $15,342,730)

TOTAL INVESTMENTS                                                                                            178,331,949
 (COST $180,651,798)

LIABILITIES IN EXCESS OF OTHER ASSETS,
NET - (21.8)%                                                                                                (31,879,364)

NET ASSETS - 100.0%                                                                                       $  146,452,585
                                                                                                          ==============


------------------------------------------------------------------------------------------------------------------------
OTHER INFORMATION
------------------------------------------------------------------------------------------------------------------------

The GE Fixed Income Fund had the following long futures contracts open at December 31, 2006 (unaudited):

                                                                                                                        UNREALIZED
                                                                                              CURRENT NOTIONAL         APPRECIATON/
DESCRIPTION                                   EXPIRATION DATE       NUMBER OF CONTRACTS            VALUE               DEPRECIATION
------------------------------------------------------------------------------------------------------------------------------------
Long Gilt Futures                                 March 2007                  4                  $  846,507              $ (5,892)
U.S. Treasury Notes 2 Yr. Futures                 March 2007                 20                   4,080,625               (16,305)
U.S. Treasury Notes 10 Yr. Futures                March 2007                 58                   6,233,188               (52,316)

The GE Fixed Income Fund had the following Short futures contracts open at December 31, 2006 (unaudited):

                                                                                                                        UNREALIZED
                                                                                              CURRENT NOTIONAL         APPRECIATON/
DESCRIPTION                                   EXPIRATION DATE       NUMBER OF CONTRACTS            VALUE               DEPRECIATION
------------------------------------------------------------------------------------------------------------------------------------
Euro Bund Future                                 March 2007                  5                   $(765,015)             $  12,448
                                                                                                                        ---------
                                                                                                                        $ (62,065)
                                                                                                                        =========

The GE Fixed Income Fund had the following forward foreign currency contracts open at December 31, 2006 (unaudited):

                                                                                                                        UNREALIZED
CURRENCY BOUGHT                             CURRENCY SOLD                                     SETTLEMENT DATE          DEPRECIATION
------------------------------------------------------------------------------------------------------------------------------------
452,400 EUR                                 594,041 USD                                      January 16, 2007             $  3,047
447,874 USD                                 339,300 EUR                                      January 16, 2007                   58
64,015,677 JPY                              542,880 USD                                      January 16, 2007              (4,334)
                                                                                                                          -------
                                                                                                                          $(1,229)
                                                                                                                          =======

         NOTES TO SCHEDULES OF INVESTMENTS December 31, 2006 (unaudited)

(a)   Non-income producing security.
(b) Pursuant to Rule 144A of the Securities Act of 1933, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2006, these securities amounted to $57,234; $3,327,677; $17,388,032; $7,270,124, $5,380,492 and $39,693 or
      0.09%, 1.95%, 11.87%, 7.62%, 4.14% and 0.07% of net assets for the GE
      Global Equity Fund, GE Strategic Investment Fund, GE Fixed Income Fund, GE Short-Term Government Fund, GE Government Securities Fund, and GE International Equity Fund respectively. These securities have been determined to be liquid using procedures established by the Board of Trustees.
(c) Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (TBA) in the future.
(d)   Coupon amount represents effective yield.
(e) State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund's custodian and accounting agent.
(f) Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the "principal only" holder.
(g) Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the "interest only" holding.
(h) At December 31, 2006, all or a portion of this security was pledged to cover collateral requirements for futures, options, forward foreign currency contracts and/or TBA's.
(i) Variable or floating rate security. The stated rate represents the rate at December 31, 2006.
(j)   All or a portion of the security out on loan.
(k)   Step coupon bond. Security becomes interest bearing at a future date.
(l) GEAM, the investment adviser of the Fund, also serves as investment adviser of the Trust.
(m) Escrowed to maturity. Bonds are collateralized by U.S. Treasury securities, which are held in escrow by a trustee and used to pay principal and interest on such bonds.
(n) Prerefunded. Bonds are collateralized by U.S. Treasury securities, which are held in escrow and are used to pay principal and interest on the tax-exempt issue and to retire the bonds at the earliest refunding date.
(o) The security is insured by AMBAC, FSA, MBIA and FGIC. The GE Tax-Exempt Fund had insurance concentrations of 5% or greater as of December 31, 2006 (as a percentage of net assets) as follows:

      FSA                  14.00%

      AMBAC                12.09%

      FGIC                  6.78%



(p)   Treasury Inflated Securities.
(q) Sponsored by SSgA Funds Management, Inc., an affiliate of State Street Bank & Trust Co., the Fund's custodian and accounting agent.


** Denominated in USD unless otherwise indicated.

 *    Less than 0.1%.

The maturity date disclosed for fixed income securities represents the earlier of the first call date, the next interest reset date or the ultimate maturity date.





Abbreviations:

ADR           American Depository Receipt
AMBAC         AMBAC Indemnity Corporation
FGIC          Financial Guaranty Insurance Corporation
FSA           Financial Security Assurance
GDR           Global Depository Receipt
MBIA          Municipal Bond Investors Assurance Corporation
REGD.         Registered
REIT          Real Estate Investment Trust
REMIC         Real Estate Mortgage Investment Conduit
SPDR          Standard & Poors Depository Receipts
STRIPS        Separate Trading of Registered Interest and Principal of Security

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The officers providing the certifications in this report in accordance with Rule 30a-3 under the Investment Company Act of 1940 have concluded, based on their evaluation of the registrant's disclosure controls and procedures (as such term is defined in such rule), that such controls and procedures are adequate and reasonably designed to achieve the purpose described in paragraph (c) of such rule.


     (b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their last evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 3. EXHIBITS.

     Separate certifications by the registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached: EX-99 CERT



                                   SIGNATURES



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

GE Funds

By:   /S/MICHAEL J. COSGROVE
      Michael J. Cosgrove
      Chairman, GE Funds

Date:  February 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and theInvestment Company Act of 1940, this Report has been signed below by thefollowing persons on behalf of the Registrant and in the capacities and on the dates indicated.


By:   /S/MICHAEL J. COSGROVE
      Michael J. Cosgrove
      Chairman, GE Funds

Date:  February 27, 2007


By:   /S/SCOTT RHODES
      Scott Rhodes
      Treasurer, GE Funds

Date:  February 27, 2007